UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, DC 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number: 811-04323

Natixis Funds Trust I

(Exact name of registrant as specified in charter)

399 Boylston Street, Boston, Massachusetts 02116

(Address of principal executive offices) (Zip code)

Coleen Downs Dinneen, Esq.

NGAM Distribution, L.P.

399 Boylston Street

Boston, Massachusetts 02116

(Name and address of agent for service)

Registrant’s telephone number, including area code: (617) 449-2810

Date of fiscal year end: December 31

Date of reporting period: September 30, 2012

ITEM I	SCHEDULE OF INVESTMENTS

PORTFOLIO OF INVESTMENTS – as of September 30, 2012 (Unaudited)

Absolute Asia Dynamic Equity Fund

Shares	Description	Value (†)
Common Stocks – 97.0% of Net Assets
	Australia – 16.8%
3,794	BHP Billiton Ltd.	$129,637
28,476	Incitec Pivot Ltd.	87,438
3,309	Newcrest Mining Ltd.	99,472
23,497	Paladin Energy Ltd.(b)	30,058
1,749	Rio Tinto Ltd.	96,068

		442,673

	China – 18.7%
48,000	Brilliance China Automotive Holdings Ltd.(b)	52,724
72,000	China National Building Material Co. Ltd., Class H	78,862
42,000	CNOOC Ltd.	85,167
31,000	Digital China Holdings Ltd.	49,197
314,000	Qingling Motors Co. Ltd., Class H	69,764
42,000	Shanghai Friendship Group, Inc., Co., Class B	47,522
36,000	Weichai Power Co. Ltd., Class H	109,884

		493,120

	Hong Kong – 13.6%
720,000	Emperor Watch & Jewellery Ltd.	76,381
11,421	Henderson Land Development Co. Ltd.	81,498
5,200	Hong Kong Aircraft Engineering Co. Ltd.	69,111
4,577	Hong Kong Exchanges & Clearing Ltd.	68,705
30,000	Lifestyle International Holdings Ltd.	61,529

		357,224

	India – 5.4%
1,800	Infosys Ltd., Sponsored ADR	87,372
3,362	Mahindra & Mahindra Ltd., Sponsored GDR	54,123

		141,495

	Indonesia – 5.8%
119,500	Astra International Tbk PT	92,106
39,500	Semen Gresik Persero Tbk PT	59,476

		151,582

	Korea – 14.7%
1,870	Hotel Shilla Co. Ltd.	92,941
355	Hyundai Mobis	98,692
640	Hyundai Motor Co.	144,356
2,550	SK Hynix, Inc.(b)	51,823

		387,812

	Malaysia – 7.0%
50,200	Gamuda Bhd	56,376
17,800	Kuala Lumpur Kepong Bhd	128,317
		184,693
	Taiwan – 10.0%
5,500	Formosa International Hotels Corp.	65,728

Shares	Description	Value (†)
Common Stocks – continued
	Taiwan – continued
5,000	MediaTek, Inc.	$52,645
29,000	Quanta Computer, Inc.	76,892
11,165	Simplo Technology Co. Ltd.	66,640

		261,905

	Thailand – 4.2%
199,000	Asian Property Development PCL(c)	58,420
95,100	Central Plaza Hotel PCL(c)	53,325

		111,745

	United States – 0.8%
28,618	GI Dynamics, Inc.(b)	21,225

	Total Common Stocks (Identified Cost $2,556,062)	2,553,474

Principal Amount
Short-Term Investments – 5.3%
$139,057	Tri-Party Repurchase Agreement with Fixed Income Clearing Corporation, dated 9/28/2012 at 0.010% to be repurchased at $139,057 on 10/01/2012 collateralized by $140,000 Federal National Mortgage Association, 2.750% due 4/16/2019 valued at $147,000 including accrued interest(d) (Identified Cost $139,057)	139,057

	Total Investments – 102.3% (Identified Cost $2,695,119)(a)	2,692,531
	Other assets less liabilities – (2.3)%	(59,644)

	Net Assets – 100.0%	$2,632,887

(†)	Equity securities, including shares of closed-end investment companies and exchange-traded funds, for which market quotations are readily available are valued at market value, as reported by independent pricing services recommended by the investment adviser and subadviser and approved by the Board of Trustees. Such independent pricing services generally use the security’s last sale price on the exchange or market where the security is primarily traded or, if there is no reported sale during the day, the closing bid price. Securities traded on the NASDAQ Global Select Market, NASDAQ Global Market and NASDAQ Capital Market are valued at the NASDAQ Official Closing Price (“NOCP”), or if lacking a NOCP, at the most recent bid quotation on the applicable NASDAQ Market.

Debt securities (other than short-term obligations purchased with an original or remaining maturity of sixty days or less) and unlisted equity securities are generally valued on the basis of evaluated bids furnished to the Fund by an independent pricing service recommended by the investment adviser and subadviser and approved by the Board of Trustees, which service determines valuations for normal, institutional-size trading units of such securities using market information, transactions for comparable securities and various relationships between securities which are generally recognized by institutional traders.

Broker-dealer bid quotations may also be used to value debt and equity securities where an independent pricing service is unable to price a security or where an independent pricing service does not provide a reliable price for the security.

Investments in other open-end investment companies are valued at their net asset value each day.

Short-term obligations purchased with an original or remaining maturity of sixty days or less are valued at amortized cost, which approximates market value.

Securities for which market quotations are not readily available are valued at fair value as determined in good faith by the Fund’s investment adviser or subadviser using consistently applied procedures under the general supervision of the Board of Trustees.

The Fund may hold securities traded in foreign markets. Foreign securities are valued at the closing market price in the foreign market. However, if events occurring after the close of the foreign market (but before the close of regular trading on the New York Stock Exchange) are believed to materially affect the value of those securities, such securities are fair valued pursuant to procedures approved by the Board of Trustees. When fair valuing securities, the Fund may, among other things, use modeling tools or other processes that may take into account factors such as securities market activity and/or significant events that occur after the close of the foreign market and before the Fund calculates its net asset value. At September 30, 2012, approximately 91% of the market value of investments was fair valued pursuant to procedures approved by the Board of Trustees.

The books and records of the Fund are maintained in U.S. dollars. The values of securities, currencies and other assets and liabilities denominated in currencies other than U.S. dollars are translated into U.S. dollars based upon foreign exchange rates prevailing at the end of the period.

(a)	Federal Tax Information (Amounts exclude certain adjustments made at the end of the Fund’s fiscal year for tax purposes. Such adjustments are primarily due to wash sales.):

At September 30, 2012, the net unrealized depreciation on investments based on a cost of $2,695,119 for federal income tax purposes was as follows:

Aggregate gross unrealized appreciation for all investments in which there is an excess of value over tax cost	$244,844
Aggregate gross unrealized depreciation for all investments in which there is an excess of tax cost over value	(247,432)

Net unrealized depreciation	$(2,588)

At December 31, 2011, the Fund had a long-term capital loss carryforward of $77,936 with no expiration date and post-October capital loss deferrals of $58. These amounts may be available to offset future realized capital gains, if any, to the extent provided by regulations.

(b)	Non-income producing security.
(c)	Fair valued security by the Fund’s investment adviser. At September 30, 2012, the value of these securities amounted to $111,745 or 4.2% of net assets.
(d)	It is the Fund’s policy that the market value of the collateral for repurchase agreements be at least equal to 102% of the repurchase price, including interest. Certain repurchase agreements are tri-party arrangements whereby the collateral is held in a segregated account for the benefit of the Fund and on behalf of the counterparty. Repurchase agreements could involve certain risks in the event of default or insolvency of the counterparty including possible delays or restrictions upon a Fund’s ability to dispose of the underlying securities.

ADR/GDR An American Depositary Receipt or Global Depositary Receipt is a certificate issued by a custodian bank representing the right to receive securities of the foreign issuer described. The values of ADRs and GDRs may be significantly influenced by trading on exchanges not located in the United States.

Fair Value Measurements

In accordance with accounting standards related to fair value measurements and disclosures, the Fund has categorized the inputs utilized in determining the value of the Fund’s assets or liabilities. These inputs are summarized in the three broad levels listed below:

•	Level 1—quoted prices in active markets for identical assets or liabilities;

•	Level 2—prices determined using other significant inputs that are observable either directly, or indirectly through corroboration with observable market data (which could include quoted prices for similar assets or liabilities, interest rates, credit risk, etc.); and

•	Level 3—prices determined using significant unobservable inputs when quoted prices or observable inputs are unavailable such as when there is little or no market activity for an asset or liability (unobservable inputs reflect the Fund’s own assumptions in determining the fair value of assets or liabilities and would be based on the best information available).

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used to value the Fund’s investments as of September 30, 2012, at value:

Asset Valuation Inputs

Description	Level 1	Level 2	Level 3	Total
Common Stocks
Australia	$—	$442,673	$—	$442,673
China	—	493,120	—	493,120
Hong Kong	—	357,224	—	357,224
India	87,372	54,123	—	141,495
Indonesia	—	151,582	—	151,582
Korea	—	387,812	—	387,812
Malaysia	—	184,693	—	184,693
Taiwan	—	261,905	—	261,905
Thailand	—	111,745	—	111,745
United States	21,225	—	—	21,225

Total Common Stocks	108,597	2,444,877	—	2,553,474

Short-Term Investments	—	139,057	—	139,057

Total	$108,597	$2,583,934	$—	$2,692,531

For the period ended September 30, 2012, there were no transfers between Levels 1, 2 and 3.

Subsequent Event

On November 16, 2012, the Board of Trustees approved the liquidation and termination of the Fund. The sale of the Fund’s assets and the corresponding liquidating distributions to shareholders will be completed on or around December 18, 2012.

Industry Summary at September 30, 2012 (Unaudited)

Automobiles	15.7%
Metals & Mining	12.4
Hotels, Restaurants & Leisure	8.0
Computers & Peripherals	5.5
Real Estate Management & Development	5.3
Construction Materials	5.3
Food Products	4.9
Oil, Gas & Consumable Fuels	4.3
Machinery	4.2
Semiconductors & Semiconductor Equipment	4.0
Auto Components	3.7
Chemicals	3.3
IT Services	3.3
Specialty Retail	2.9
Transportation Infrastructure	2.6
Diversified Financial Services	2.6
Multiline Retail	2.4
Construction & Engineering	2.1
Other Investments, less than 2% each	4.5
Short-Term Investments	5.3

Total Investments	102.3
Other assets less liabilities	(2.3)

Net Assets	100.0%

Currency Exposure Summary at September 30, 2012 (Unaudited)

Hong Kong Dollar	30.5%
Australian Dollar	17.6
South Korean Won	14.7
United States Dollar	12.5
New Taiwan Dollar	10.0
Malaysian Ringgit	7.0
Indonesian Rupiah	5.8
Thai Baht	4.2

Total Investments	102.3
Other assets less liabilities	(2.3)

Net Assets	100.0%

PORTFOLIO OF INVESTMENTS – as of September 30, 2012 (Unaudited)

CGM Advisor Targeted Equity Fund

Shares	Description	Value (†)
Common Stocks – 98.1% of Net Assets
	Automobiles – 4.8%
2,600,000	Ford Motor Co.	$25,636,000

	Capital Markets – 7.3%
2,330,000	Morgan Stanley	39,004,200

	Chemicals – 5.6%
330,000	Monsanto Co.	30,036,600

	Diversified Financial Services – 17.8%
1,500,000	Bank of America Corp.	13,245,000
1,325,000	Citigroup, Inc.	43,354,000
960,000	JPMorgan Chase & Co.	38,860,800

		95,459,800

	Health Care Providers & Services – 4.6%
740,000	HCA Holdings, Inc.	24,605,000

	Insurance – 10.3%
600,000	MetLife, Inc.	20,676,000
630,000	Prudential Financial, Inc.	34,341,300

		55,017,300

	Internet Software & Services – 5.2%
37,000	Google, Inc., Class A(b)	27,916,500

	IT Services – 5.3%
212,000	Visa, Inc., Class A	28,467,360

	Media – 10.3%
745,000	CBS Corp., Class B	27,065,850
1,150,000	News Corp., Class A	28,209,500

		55,275,350

	Multiline Retail – 11.9%
960,000	Macy’s, Inc.	36,115,200
500,000	Nordstrom, Inc.	27,590,000

		63,705,200

	Oil, Gas & Consumable Fuels – 8.8%
260,000	Chevron Corp.	30,305,600
510,000	Suncor Energy, Inc.	16,753,500

		47,059,100

	Tobacco – 6.2%
370,000	Philip Morris International, Inc.	33,277,800

	Total Common Stocks (Identified Cost $499,049,634)	525,460,210

Principal Amount	Description	Value (†)
Short-Term Investments – 2.7%
$14,000,000	American Express Credit Corp., Commercial Paper, 0.010%, 10/01/2012	$14,000,000
410,988	Tri-Party Repurchase Agreement with Fixed Income Clearing Corporation, dated 9/28/2012 at 0.010% to be repurchased at $410,989 on 10/01/2012 collateralized by $420,000 Federal National Mortgage Association, 3.400% due 9/27/2032 valued at $419,475 including accrued interest(c)	410,988

	Total Short-Term Investments (Identified Cost $14,410,988)	14,410,988

	Total Investments – 100.8% (Identified Cost $513,460,622)(a)	539,871,198
	Other assets less liabilities – (0.8)%	(4,110,228)

	Net Assets – 100.0%	$535,760,970

(†)	Equity securities, including shares of closed-end investment companies and exchange-traded funds, for which market quotations are readily available are valued at market value, as reported by independent pricing services recommended by the investment adviser and approved by the Board of Trustees. Such independent pricing services generally use the security’s last sale price on the exchange or market where the security is primarily traded or, if there is no reported sale during the day, the closing bid price. Securities traded on the NASDAQ Global Select Market, NASDAQ Global Market and NASDAQ Capital Market are valued at the NASDAQ Official Closing Price (“NOCP”), or if lacking a NOCP, at the most recent bid quotation on the applicable NASDAQ Market.

Debt securities (other than short-term obligations purchased with an original or remaining maturity of sixty days or less) and unlisted equity securities are generally valued on the basis of evaluated bids furnished to the Fund by an independent pricing service recommended by the investment adviser and approved by the Board of Trustees, which service determines valuations for normal, institutional-size trading units of such securities using market information, transactions for comparable securities and various relationships between securities which are generally recognized by institutional traders.

Broker-dealer bid quotations may also be used to value debt and equity securities where an independent pricing service is unable to price a security or where an independent pricing service does not provide a reliable price for the security. Investments in other open-end investment companies are valued at their net asset value each day.

Short-term obligations purchased with an original or remaining maturity of sixty days or less are valued at amortized cost, which approximates market value.

Securities for which market quotations are not readily available are valued at fair value as determined in good faith by the Fund’s investment adviser using consistently applied procedures under the general supervision of the Board of Trustees.

The Fund may hold securities traded in foreign markets. Foreign securities are valued at the closing market price in the foreign market. However, if events occurring after the close of the foreign market (but before the close of regular trading on the New York Stock Exchange) are believed to materially affect the value of those securities, such securities are fair valued pursuant to procedures approved by the Board of Trustees. When fair valuing securities, the Fund may, among other things, use modeling tools or other processes that may take into account factors such as securities market activity and/or significant events that occur after the close of the foreign market and before the Fund calculates its net asset value.

The books and records of the Fund are maintained in U.S. dollars. The values of securities, currencies and other assets and liabilities denominated in currencies other than U.S. dollars are translated into U.S. dollars based upon foreign exchange rates prevailing at the end of the period.

(a)	Federal Tax Information (Amounts exclude certain adjustments made at the end of the Fund’s fiscal year for tax purposes. Such adjustments are primarily due to wash sales.):

At September 30, 2012, the net unrealized appreciation on investments based on a cost of $513,460,622 for federal income tax purposes was as follows:

Aggregate gross unrealized appreciation for all investments in which there is an excess of value over tax cost	$44,010,784
Aggregate gross unrealized depreciation for all investments in which there is an excess of tax cost over value	(17,600,208)

Net unrealized appreciation	$26,410,576

At December 31, 2011, the Fund had a short-term capital loss carryforward of $15,907,530 which expires on December 31, 2017. At December 31, 2011, post-October capital loss deferrals were $3,767,300. These amounts may be available to offset future realized capital gains, if any, to the extent provided by regulations.

(b)	Non-income producing security.

(c)	It is the Fund’s policy that the market value of the collateral for repurchase agreements be at least equal to 102% of the repurchase price, including interest. Certain repurchase agreements are tri-party arrangements whereby the collateral is held in a segregated account for the benefit of the Fund and on behalf of the counterparty. Repurchase agreements could involve certain risks in the event of default or insolvency of the counterparty including possible delays or restrictions upon a Fund’s ability to dispose of the underlying securities.

Fair Value Measurements

In accordance with accounting standards related to fair value measurements and disclosures, the Fund has categorized the inputs utilized in determining the value of the Fund’s assets or liabilities. These inputs are summarized in the three broad levels listed below:

•	Level 1—quoted prices in active markets for identical assets or liabilities;

•	Level 2—prices determined using other significant inputs that are observable either directly, or indirectly through corroboration with observable market data (which could include quoted prices for similar assets or liabilities, interest rates, credit risk, etc.); and

•	Level 3—prices determined using significant unobservable inputs when quoted prices or observable inputs are unavailable such as when there is little or no market activity for an asset or liability (unobservable inputs reflect the Fund’s own assumptions in determining the fair value of assets or liabilities and would be based on the best information available).

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used to value the Fund’s investments as of September 30, 2012, at value:

Asset Valuation Inputs

Description	Level 1	Level 2	Level 3	Total
Common Stocks*	$525,460,210	$—	$—	$525,460,210
Short-Term Investments	—	14,410,988	—	14,410,988

Total	$525,460,210	$14,410,988	$—	$539,871,198

*	Details of the major categories of the Fund’s investments are reflected within the Portfolio of Investments.

For the period ended September 30, 2012, there were no transfers between Levels 1, 2 and 3.

Industry Summary at September 30, 2012 (Unaudited)

Diversified Financial Services	17.8%
Multiline Retail	11.9
Media	10.3
Insurance	10.3
Oil, Gas & Consumable Fuels	8.8
Capital Markets	7.3
Tobacco	6.2
Chemicals	5.6
IT Services	5.3
Internet Software & Services	5.2
Automobiles	4.8
Health Care Providers & Services	4.6
Short-Term Investments	2.7

Total Investments	100.8
Other assets less liabilities	(0.8)

Net Assets	100.0%

PORTFOLIO OF INVESTMENTS – as of September 30, 2012 (Unaudited)

Hansberger International Fund

Shares	Description	Value (†)
Common Stocks – 96.4% of Net Assets
	Australia – 2.2%
54,385	Westpac Banking Corp.	$1,394,477

	Canada – 4.3%
23,870	Potash Corp. of Saskatchewan, Inc.	1,036,435
30,863	Suncor Energy, Inc.	1,013,850
23,403	Teck Resources Ltd., Class B	689,218

		2,739,503

	China – 18.0%
1,603,000	China Construction Bank Corp., Class H	1,105,573
628,000	China Overseas Land & Investment Ltd.	1,587,507
748,000	China Resources Land Ltd.	1,635,287
198,500	China Shenhua Energy Co. Ltd., Class H	764,475
1,968,000	China State Construction International Holdings Ltd.	2,306,927
892,000	China Unicom Hong Kong Ltd.	1,453,612
186,500	Ping An Insurance (Group) Co. of China Ltd., Class H	1,396,529
15,200	Tencent Holdings Ltd.	516,165
245,600	Weichai Power Co. Ltd., Class H	749,651

		11,515,726

	Denmark – 2.3%
9,243	Novo Nordisk A/S, Class B	1,454,606

	France – 4.9%
97,917	AXA S.A.	1,457,755
22,311	BNP Paribas S.A.	1,057,789
36,617	Faurecia	605,669

		3,121,213

	Germany – 3.9%
18,733	Adidas AG	1,537,253
13,252	SAP AG, Sponsored ADR	945,265

		2,482,518

	India – 4.3%
41,052	HDFC Bank Ltd., ADR	1,542,734
30,911	ICICI Bank Ltd., Sponsored ADR	1,240,768

		2,783,502

	Italy – 2.2%
190,000	Prada SpA	1,414,013

	Japan – 7.3%
42,300	Canon, Inc.	1,357,732
6,500	FANUC Corp.	1,046,228
58,000	Toyota Motor Corp.	2,274,139

		4,678,099

	Korea – 4.8%
6,699	Hyundai Motor Co.	1,511,006

Shares	Description	Value (†)
Common Stocks – continued
Korea – continued
2,585	Samsung Electronics Co. Ltd., GDR, 144A	$1,556,170

		3,067,176

	Norway – 3.5%
25,652	Subsea 7 S.A.	592,545
83,043	Telenor ASA	1,620,807

		2,213,352

	Spain – 2.7%
52,187	Grifols S.A.(b)	1,724,954

	Sweden – 1.2%
56,577	Sandvik AB	769,502

	Switzerland – 10.0%
54,398	ABB Ltd., (Registered)(b)	1,020,679
40,764	Cie Financiere Richemont S.A., Class A	2,447,600
23,477	Holcim Ltd., (Registered)(b)	1,495,273
7,519	Roche Holding AG	1,406,404

		6,369,956

	Taiwan – 2.5%
252,061	Hon Hai Precision Industry Co. Ltd., Sponsored GDR	1,579,160

	United Kingdom – 22.3%
78,326	Barclays PLC, Sponsored ADR	1,086,382
70,171	BG Group PLC	1,419,890
24,386	BHP Billiton PLC	761,527
114,875	BP PLC	809,854
18,672	British American Tobacco PLC	959,430
194,829	Prudential PLC	2,529,905
108,257	Rolls-Royce Holdings PLC(b)	1,476,808
42,858	Standard Chartered PLC	971,115
233,089	Tesco PLC	1,251,690
35,809	Unilever PLC	1,307,455
97,683	Vedanta Resources PLC	1,629,611

		14,203,667

	Total Common Stocks (Identified Cost $57,494,099)	61,511,424

Preferred Stocks – 1.5%
	Germany – 1.5%
5,326	Volkswagen AG (Identified Cost $907,027)	973,834

Exchange Traded Funds – 0.9%
	United States – 0.9%
7,458	iShares MSCI EAFE Index Fund	395,274
3,529	Vanguard MSCI Emerging Markets ETF	147,336

	Total Exchange Traded Funds (Identified Cost $533,054)	542,610

Principal Amount	Description	Value (†)
Short-Term Investments – 0.7%
$448,240	Tri-Party Repurchase Agreement with Fixed Income Clearing Corporation, dated 9/28/2012 at 0.010% to be repurchased at $448,240 on 10/01/2012 collateralized by $455,000 Federal Home Loan Mortgage Corp., 3.000% due 8/01/2019 valued at $466,739 including accrued interest(c) (Identified Cost $448,240)	$448,240

	Total Investments – 99.5% (Identified Cost $59,382,420)(a)	63,476,108
	Other assets less liabilities – 0.5%	304,724

	Net Assets – 100.0%	$63,780,832

(†)	Equity securities, including shares of closed-end investment companies and exchange-traded funds, for which market quotations are readily available are valued at market value, as reported by independent pricing services recommended by the investment adviser and subadviser and approved by the Board of Trustees. Such independent pricing services generally use the security’s last sale price on the exchange or market where the security is primarily traded or, if there is no reported sale during the day, the closing bid price. Securities traded on the NASDAQ Global Select Market, NASDAQ Global Market and NASDAQ Capital Market are valued at the NASDAQ Official Closing Price (“NOCP”), or if lacking a NOCP, at the most recent bid quotation on the applicable NASDAQ Market.

Debt securities (other than short-term obligations purchased with an original or remaining maturity of sixty days or less) and unlisted equity securities are generally valued on the basis of evaluated bids furnished to the Fund by an independent pricing service recommended by the investment adviser and subadviser and approved by the Board of Trustees, which service determines valuations for normal, institutional-size trading units of such securities using market information, transactions for comparable securities and various relationships between securities which are generally recognized by institutional traders.

Broker-dealer bid quotations may also be used to value debt and equity securities where an independent pricing service is unable to price a security or where an independent pricing service does not provide a reliable price for the security.

Forward foreign currency contracts are valued utilizing interpolated prices determined from information provided by an independent pricing service.

Investments in other open-end investment companies are valued at their net asset value each day.

Short-term obligations purchased with an original or remaining maturity of sixty days or less are valued at amortized cost, which approximates market value.

Securities for which market quotations are not readily available are valued at fair value as determined in good faith by the Fund’s investment adviser or subadviser using consistently applied procedures under the general supervision of the Board of Trustees.

The Fund may hold securities traded in foreign markets. Foreign securities are valued at the closing market price in the foreign market. However, if events occurring after the close of the foreign market (but before the close of regular trading on the New York Stock Exchange) are believed to materially affect the value of those securities, such securities are fair valued pursuant to procedures approved by the Board of Trustees. When fair valuing securities, the Fund may, among other things, use modeling tools or other processes that may take into account factors such as securities market activity and/or significant events that occur after the close of the foreign market and before the Fund calculates its net asset value. At September 30, 2012, approximately 82% of the market value of investments was fair valued pursuant to procedures approved by the Board of Trustees.

The books and records of the Fund are maintained in U.S. dollars. The values of securities, currencies and other assets and liabilities denominated in currencies other than U.S. dollars are translated into U.S. dollars based upon foreign exchange rates prevailing at the end of the period.

(a)	Federal Tax Information (Amounts exclude certain adjustments made at the end of the Fund’s fiscal year for tax purposes. Such adjustments are primarily due to wash sales):

At September 30, 2012, the net unrealized appreciation on investments based on a cost of $59,382,420 for federal income tax purposes was as follows:

Aggregate gross unrealized appreciation for all investments in which there is an excess of value over tax cost	$6,026,589
Aggregate gross unrealized depreciation for all investments in which there is an excess of tax cost over value	(1,932,901)

Net unrealized appreciation	$4,093,688

At December 31, 2011, the Fund had a short-term capital loss carryforward of $14,311,241 which expires on December 31, 2017. At December 31, 2011, post-October capital loss deferrals were $2,679,619. These amounts may be available to offset future realized capital gains, if any, to the extent provided by regulations.

(b)	Non-income producing security.

(c)	It is the Fund’s policy that the market value of the collateral for repurchase agreements be at least equal to 102% of the repurchase price, including interest. Certain repurchase agreements are tri-party arrangements whereby the collateral is held in a segregated account for the benefit of the Fund and on behalf of the counterparty. Repurchase agreements could involve certain risks in the event of default or insolvency of the counterparty including possible delays or restrictions upon a Fund’s ability to dispose of the underlying securities.

144A	All or a portion of these securities are exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At September 30, 2012, the value of Rule 144A holdings amounted to $1,556,170 or 2.4% of net assets.

ADR/GDR	An American Depositary Receipt or Global Depositary Receipt is a certificate issued by a custodian bank representing the right to receive securities of the foreign issuer described. The values of ADRs and GDRs may be significantly influenced by trading on exchanges not located in the United States.

ETF	Exchange Trade Fund

Fair Value Measurements

In accordance with accounting standards related to fair value measurements and disclosures, the Fund has categorized the inputs utilized in determining the value of the Fund’s assets or liabilities. These inputs are summarized in the three broad levels listed below:

•	Level 1—quoted prices in active markets for identical assets or liabilities;

•

Level 2—prices determined using other significant inputs that are observable either directly, or indirectly through corroboration with observable market data (which could include quoted prices for similar assets or liabilities, interest rates, credit risk, etc.); and

•

Level 3—prices determined using significant unobservable inputs when quoted prices or observable inputs are unavailable such as when there is little or no market activity for an asset or liability (unobservable inputs reflect the Fund’s own assumptions in determining the fair value of assets or liabilities and would be based on the best information available).

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used to value the Fund’s investments as of September 30, 2012, at value:

Asset Valuation Inputs

Description	Level 1	Level 2	Level 3	Total
Common Stocks
Australia	$—	$1,394,477	$—	$1,394,477
China	—	11,515,726	—	11,515,726
Denmark	—	1,454,606	—	1,454,606
France	—	3,121,213	—	3,121,213
Germany	945,265	1,537,253	—	2,482,518
Italy	—	1,414,013	—	1,414,013
Japan	—	4,678,099	—	4,678,099
Korea	1,556,170	1,511,006	—	3,067,176
Norway	—	2,213,352	—	2,213,352
Spain	—	1,724,954	—	1,724,954
Sweden	—	769,502	—	769,502
Switzerland	—	6,369,956	—	6,369,956
United Kingdom	1,086,382	13,117,285	—	14,203,667
All Other Common Stocks*	7,102,165	—	—	7,102,165

Total Common Stocks	10,689,982	50,821,442	—	61,511,424

Preferred Stocks*	—	973,834	—	973,834
Exchange Traded Funds	542,610	—	—	542,610
Short-Term Investments	—	448,240	—	448,240

Total	$11,232,592	$52,243,516	$—	$63,476,108

*	Details of the major categories of the Fund’s investments are reflected within the Portfolio of Investments.

For the period ended September 30, 2012, there were no transfers between Levels 1, 2 and 3.

Industry Summary at September 30, 2012 (Unaudited)

Commercial Banks	13.1%
Textiles, Apparel & Luxury Goods	8.5
Insurance	8.4
Automobiles	7.5
Oil, Gas & Consumable Fuels	6.3
Real Estate Management & Development	5.0
Metals & Mining	4.9
Diversified Telecommunication Services	4.9
Pharmaceuticals	4.5
Machinery	4.0
Construction & Engineering	3.6
Biotechnology	2.7
Electronic Equipment, Instruments & Components	2.5
Semiconductors & Semiconductor Equipment	2.4
Construction Materials	2.4
Aerospace & Defense	2.3
Office Electronics	2.1
Food Products	2.0
Food & Staples Retailing	2.0
Other Investments, less than 2% each	9.7
Short-Term Investments	0.7

Total Investments	99.5
Other assets less liabilities	0.5

Net Assets	100.0%

Currency Exposure Summary at September 30, 2012 (Unaudited)

British Pound	20.6%
Hong Kong Dollar	20.2
United States Dollar	18.3
Euro	11.5
Swiss Franc	10.0
Japanese Yen	7.3
Norwegian Krone	3.5
South Korean Won	2.4
Danish Krone	2.3
Australian Dollar	2.2
Swedish Krona	1.2

Total Investments	99.5
Other assets less liabilities	0.5

Net Assets	100.0%

PORTFOLIO OF INVESTMENTS – as of September 30, 2012 (Unaudited)

Natixis Diversified Income Fund

Principal Amount (‡)	Description	Value (†)
Bonds and Notes – 45.4% of Net Assets

Non-Convertible Bonds – 43.4%
	ABS Home Equity – 0.3%
$5,194	Bear Stearns Adjustable Rate Mortgage Trust, Series 2004-10, Class 11A1, 2.991%, 1/25/2035(b)	$4,796
31,676	Citicorp Mortgage Securities, Inc., Series 2006-5, Class 1A2, 6.000%, 10/25/2036	32,189
25,000	Countrywide Asset-Backed Certificates, Series 2004-13, Class AF5B, 5.103%, 5/25/2035	20,930
32,094	Countrywide Home Loan Mortgage Pass Through Trust, Series 2004-HYB4, Class 2A1, 2.775%, 9/20/2034(b)	29,093
44,673	Countrywide Home Loan Mortgage Pass Through Trust, Series 2005-11, Class 4A1, 0.487%, 4/25/2035(b)	32,281
96,882	GMAC Mortgage Corp. Loan Trust, Series 2005-AR4, Class 3A1, 3.586%, 7/19/2035(b)	88,116
13,232	GSR Mortgage Loan Trust, Series 2004-14, Class 3A1, 2.893%, 12/25/2034(b)	11,302
13,720	Indymac Index Mortgage Loan Trust, Series 2005-16IP, Class A1, 0.537%, 7/25/2045(b)	10,468
66,141	JP Morgan Mortgage Trust, Series 2007-A1, Class 5A1, 2.945%, 7/25/2035(b)	65,971
22,893	Morgan Stanley Mortgage Loan Trust, Series 2005-6AR, Class 1A2, 0.487%, 11/25/2035(b)	20,956
70,890	New York Mortgage Trust, Series 2006-1, Class 2A2, 2.951%, 5/25/2036(b)	58,737
12,768	WaMu Mortgage Pass Through Certificates, Series 2006-AR17, Class 1A1A, 0.958%, 12/25/2046(b)	10,894
27,548	WaMu Mortgage Pass Through Certificates, Series 2007-OA3, Class 2A1A, 0.908%, 4/25/2047(b)	22,671

		408,404

	Aerospace & Defense – 0.2%
200,000	Meccanica Holdings USA, Inc., 6.250%, 1/15/2040, 144A	163,889
100,000	Meccanica Holdings USA, Inc., 7.375%, 7/15/2039, 144A	88,493

		252,382

	Airlines – 1.1%
40,231	Continental Airlines Pass Through Trust, Series 2000-1, Class A-1, 8.048%, 5/01/2022	45,964
13,680	Continental Airlines Pass Through Trust, Series 2007-1, Class A, 5.983%, 10/19/2023	15,253
799,780	UAL Pass Through Trust, Series 2007-1, Class A, 6.636%, 1/02/2024	835,770
130,000	US Airways Pass Through Trust, Series 2012-1A, Class A, 5.900%, 4/01/2026	137,475
115,000	US Airways Pass Through Trust, Series 2012-1B, Class B, 8.000%, 4/01/2021	118,450
205,000	US Airways Pass Through Trust, Series 2012-1C, Class C, 9.125%, 10/01/2015	208,075

		1,360,987

Principal Amount (‡)	Description	Value (†)
Bonds and Notes – continued

Non-Convertible Bonds – continued
	Automotive – 0.1%
$25,000	Goodyear Tire & Rubber Co. (The), 7.000%, 5/15/2022	$26,500
40,000	Goodyear Tire & Rubber Co. (The), 7.000%, 3/15/2028	40,100

		66,600

	Banking – 2.7%
500,000	Bank of Montreal, 1.950%, 1/30/2018	523,850
500,000	Bank of Nova Scotia, 1.950%, 1/30/2017	523,850
105,000	Citigroup, Inc., 5.875%, 2/22/2033	110,898
25,000	Citigroup, Inc., 6.000%, 10/31/2033	26,952
20,000	Citigroup, Inc., 6.125%, 8/25/2036	21,717
185,000	Cooperatieve Centrale Raiffeisen-Boerenleenbank BA/Utrect, 3.875%, 2/08/2022	196,339
300,000	HBOS PLC, GMTN, 6.750%, 5/21/2018, 144A	304,500
400,000	Merrill Lynch & Co., Inc., 6.110%, 1/29/2037	424,347
100,000	Merrill Lynch & Co., Inc., Series C, MTN, 6.050%, 6/01/2034	103,102
210,000	Morgan Stanley, 5.500%, 7/24/2020	226,738
100,000	Morgan Stanley, 5.750%, 1/25/2021	109,765
175,000	Morgan Stanley, 8.000%, 5/09/2017, (AUD)	196,289
100,000	Morgan Stanley, GMTN, 7.625%, 3/03/2016, (AUD)	109,886
40,000	Royal Bank of Scotland Group PLC, 5.500%, 11/29/2049, (EUR)	33,164
150,000	Royal Bank of Scotland PLC (The), EMTN, 6.934%, 4/09/2018, (EUR)	196,148
200,000	Societe Generale S.A., MTN, 5.200%, 4/15/2021, 144A	214,620

		3,322,165

	Brokerage – 0.1%
25,000	Jefferies Group, Inc., 6.250%, 1/15/2036	24,750
20,000	Jefferies Group, Inc., 6.450%, 6/08/2027	20,500
95,000	Jefferies Group, Inc., 6.875%, 4/15/2021	102,244

		147,494

	Building Materials – 0.6%
170,000	Masco Corp., 5.850%, 3/15/2017	184,561
40,000	Masco Corp., 6.500%, 8/15/2032	41,421

Principal Amount (‡)	Description	Value (†)
Bonds and Notes – continued

Non-Convertible Bonds – continued
	Building Materials – continued
$15,000	Masco Corp., 7.750%, 8/01/2029	$15,847
525,000	USG Corp., 6.300%, 11/15/2016	530,250
10,000	USG Corp., 9.750%, 1/15/2018	10,800

		782,879

	Chemicals – 0.2%
200,000	Hercules, Inc., 6.500%, 6/30/2029	183,000
25,000	Methanex Corp., 5.250%, 3/01/2022	26,708
55,000	Methanex Corp., Senior Note, 6.000%, 8/15/2015	58,612

		268,320

	Collateralized Mortgage Obligations – 0.1%
20,043	American Home Mortgage Investment Trust, Series 2004-3, Class 3A, 2.559%, 10/25/2034(b)	16,852
14,712	Banc of America Mortgage Securities, Inc., Series 2005-A, Class 2A1, 3.004%, 2/25/2035(b)	14,075
10,427	Bear Stearns Adjustable Rate Mortgage Trust, Series 2004-3, Class 2A, 2.834%, 7/25/2034(b)	9,953
57,087	MASTR Adjustable Rate Mortgages Trust, Series 2007-1, Class I2A1, 0.377%, 1/25/2047(b)	36,492
75,000	Morgan Stanley Mortgage Loan Trust, Series 2005-7, Class 7A5, 5.500%, 11/25/2035	72,058

		149,430

	Commercial Mortgage-Backed Securities – 1.0%
265,000	Credit Suisse Mortgage Capital Certificates, Series 2007-C5, Class A4, 5.695%, 9/15/2040	300,978
75,000	CW Capital Cobalt Ltd., Series 2006-C1, Class AM, 5.254%, 8/15/2048	75,971
200,000	DBUBS Mortgage Trust, Series 2011-LC1A, Class E, 5.728%, 11/10/2046, 144A(b)	198,391
185,000	GS Mortgage Securities Corp. II, Series 2007-GG10, Class AM, 5.983%, 8/10/2045(b)	172,304
25,000	JPMorgan Chase Commercial Mortgage Securities Corp., Series 2007-LDPX, Class AM, 5.464%, 1/15/2049	25,446
100,000	Morgan Stanley Capital I Trust, Series 2007-HQ12, Class AM, 5.759%, 4/12/2049(b)	97,264
100,000	Morgan Stanley Re-REMIC Trust, Series 2009-GG10, Class A4B, 5.983%, 8/12/2045, 144A(b)	108,272
130,000	Wachovia Bank Commercial Mortgage Trust, Series 2006-C28, Class AM, 5.603%, 10/15/2048	134,615
125,000	WF-RBS Commercial Mortgage Trust, Series 2011-C2, Class D, 5.646%, 2/15/2044, 144A(b)	121,468

		1,234,709

	Diversified Manufacturing – 0.2%
200,000	Votorantim Cimentos S.A., 7.250%, 4/05/2041, 144A	215,500

Principal Amount (‡)	Description	Value (†)
Bonds and Notes – continued

Non-Convertible Bonds – continued
	Electric – 0.9%
$500,000	EDP Finance BV, 4.900%, 10/01/2019, 144A	$465,000
115,000,000	Emgesa S.A. E.S.P., 8.750%, 1/25/2021, 144A, (COP)	72,210
88,000,000	Empresas Publicas de Medellin E.S.P., 8.375%, 2/01/2021, 144A, (COP)	54,767
100,000	Enel Finance International NV, 5.125%, 10/07/2019, 144A	103,831
300,000	Enel Finance International NV, 6.000%, 10/07/2039, 144A	269,762
20,000	NGC Corp. Capital Trust I, Series B, 8.316%, 6/01/2027(c)(d)	2,600
35,000	Texas Competitive Electric Holdings Co. LLC/TCEH Finance, Inc., 11.500%, 10/01/2020, 144A	27,388
135,000	TXU Corp., Series Q, 6.500%, 11/15/2024	80,325

		1,075,883

	Financial Other – 0.1%
110,000	Aviation Capital Group Corp., 6.750%, 4/06/2021, 144A	112,134

	Food & Beverage – 0.0%
50,000	Viterra, Inc., 6.406%, 2/16/2021, 144A, (CAD)	55,661

	Gaming – 0.3%
50,000	Boyd Acquisition Sub LLC/Boyd Acquisition Finance Corp., 8.375%, 2/15/2018, 144A	52,000
145,000	MGM Resorts International, 6.750%, 10/01/2020, 144A	145,000
150,000	MGM Resorts International, 7.500%, 6/01/2016	160,500
40,000	MGM Resorts International, 8.625%, 2/01/2019, 144A	43,600

		401,100

	Government Guaranteed – 1.2%
1,245,000	Canada Housing Trust No. 1, 3.600%, 6/15/2013, (CAD)(e)	1,288,336
165,000	Queensland Treasury Corp., 7.125%, 9/18/2017, 144A, (NZD)	156,816

		1,445,152

	Government Owned - No Guarantee – 0.2%
250,000	Kommunalbanken AS, 2.375%, 1/19/2016	263,544
	Government Sponsored – 0.2%
265,000	Eksportfinans ASA, 2.000%, 9/15/2015	247,775
30,000	Eksportfinans ASA, 2.375%, 5/25/2016	27,750

		275,525

Principal Amount (‡)	Description	Value (†)
Bonds and Notes – continued

Non-Convertible Bonds – continued
	Healthcare – 1.1%
$25,000	HCA, Inc., 7.050%, 12/01/2027	$23,625
5,000	HCA, Inc., 7.500%, 12/15/2023	5,050
460,000	HCA, Inc., 7.500%, 11/06/2033	450,800
310,000	HCA, Inc., 7.690%, 6/15/2025	314,650
20,000	HCA, Inc., 8.360%, 4/15/2024	20,950
135,000	HCA, Inc., MTN, 7.580%, 9/15/2025	135,675
30,000	HCA, Inc., MTN, 7.750%, 7/15/2036	29,775
345,000	Owens & Minor, Inc., 6.350%, 4/15/2016(d)	377,285

		1,357,810

	Home Construction – 0.8%
80,000	Beazer Homes USA, Inc., 9.125%, 5/15/2019	80,400
80,000	Desarrolladora Homex SAB de CV, 9.750%, 3/25/2020, 144A	81,600
105,000	KB Home, 7.250%, 6/15/2018	113,138
150,000	KB Home, 7.500%, 9/15/2022	162,375
80,000	Pulte Group, Inc., 6.000%, 2/15/2035	72,400
470,000	Pulte Group, Inc., 6.375%, 5/15/2033	437,100

		947,013

	Independent Energy – 0.8%
30,000	Chesapeake Energy Corp., 6.875%, 11/15/2020	31,650
105,000	Connacher Oil and Gas Ltd., 8.500%, 8/01/2019, 144A	90,300
400,000	OGX Austria GmbH, 8.375%, 4/01/2022, 144A	348,000
142,000	Pioneer Natural Resources Co., 7.200%, 1/15/2028	177,605
50,000	SandRidge Energy, Inc., 7.500%, 2/15/2023, 144A	51,500
75,000	SandRidge Energy, Inc., 8.000%, 6/01/2018, 144A	78,750
45,000	SandRidge Energy, Inc., 8.125%, 10/15/2022, 144A	47,925
105,000	Southwestern Energy Co., 4.100%, 3/15/2022, 144A	111,446

		937,176

	Life Insurance – 0.4%
85,000	American International Group, Inc., 4.875%, 6/01/2022	95,791

Principal Amount (‡)	Description	Value (†)
Bonds and Notes – continued

Non-Convertible Bonds – continued
	Life Insurance – continued
$300,000	American International Group, Inc., (fixed rate to 5/15/2038, variable rate thereafter), 8.175%, 5/15/2068	$367,125

		462,916

	Local Authorities – 1.6%
140,000	New South Wales Treasury Corp., 6.000%, 2/01/2018, (AUD)	164,171
235,000	Province of Ontario, Canada, 2.950%, 2/05/2015	248,722
780,000	Province of Ontario, Canada, 4.200%, 3/08/2018, (CAD)	885,015
535,000	Province of Ontario, Canada, 4.750%, 1/19/2016	605,192
140,000	Province of Quebec, Canada, Series QC, 6.750%, 11/09/2015, (NZD)	126,602

		2,029,702

	Lodging – 0.1%
35,000	Royal Caribbean Cruises Ltd., 7.500%, 10/15/2027	37,013
25,000	Wyndham Worldwide Corp., 5.750%, 2/01/2018	28,148
1,000	Wyndham Worldwide Corp., 6.000%, 12/01/2016	1,126
50,000	Wyndham Worldwide Corp., 7.375%, 3/01/2020	60,241

		126,528

	Media Cable – 0.0%
20,000	CCO Holdings LLC/CCO Holdings Capital Corp., 7.375%, 6/01/2020	22,325

	Media Non-Cable – 0.1%
110,000	R.R. Donnelley & Sons Co., 7.250%, 5/15/2018	109,175
35,000	R.R. Donnelley & Sons Co., 8.250%, 3/15/2019	35,525

		144,700

	Metals & Mining – 1.1%
100,000	AngloGold Ashanti Holdings PLC, 5.125%, 8/01/2022	101,833
245,000	ArcelorMittal, 5.750%, 3/01/2021	233,419
125,000	ArcelorMittal, 6.125%, 6/01/2018	124,181
10,000	ArcelorMittal, 6.500%, 2/25/2022	9,850
225,000	ArcelorMittal, 7.000%, 3/01/2041	202,274
100,000	ArcelorMittal, 7.250%, 10/15/2039	91,479
175,000	Arch Coal, Inc., 7.250%, 6/15/2021	146,125

Principal Amount (‡)	Description	Value (†)
Bonds and Notes – continued

Non-Convertible Bonds – continued
	Metals & Mining – continued
$325,000	Newcrest Finance Pty Ltd., 4.200%, 10/01/2022, 144A	$327,191
10,000	United States Steel Corp., 6.650%, 6/01/2037	8,400
145,000	Xstrata Finance Canada Ltd., 4.950%, 11/15/2021, 144A	155,351

		1,400,103

	Mortgage Related – 1.8%
443,727	FHLMC, 3.500%, 8/01/2042	476,694
1,670,139	FNMA, 3.500%, 4/01/2042	1,793,125

		2,269,819

	Non-Captive Consumer – 1.0%
55,000	Residential Capital LLC, 9.625%, 5/15/2015(c)	55,069
180,000	SLM Corp., MTN, 7.250%, 1/25/2022	201,600
65,000	SLM Corp., Series A, MTN, 5.000%, 6/15/2018	65,101
397,000	SLM Corp., Series A, MTN, 5.625%, 8/01/2033	374,768
115,000	SLM Corp., Series A, MTN, 8.450%, 6/15/2018	134,690
505,000	Springleaf Finance Corp., Series J, MTN, 6.900%, 12/15/2017	429,250

		1,260,478

	Non-Captive Diversified – 1.2%
25,000	Aircastle Ltd., 7.625%, 4/15/2020	27,687
480,000	Ally Financial, Inc., 4.625%, 6/26/2015	492,239
64,000	Ally Financial, Inc., 8.000%, 11/01/2031	74,624
400,000	General Electric Capital Corp., Series A, (fixed rate to 6/15/2022, variable rate thereafter), 7.125%, 12/15/2049	445,768
15,000	General Electric Capital Corp., Series A, GMTN, 7.625%, 12/10/2014, (NZD)	13,355
80,000	International Lease Finance Corp., 5.875%, 4/01/2019	84,823
80,000	International Lease Finance Corp., 6.250%, 5/15/2019	86,000
35,000	International Lease Finance Corp., 8.250%, 12/15/2020	41,650
105,000	International Lease Finance Corp., 8.625%, 1/15/2022	126,787
70,000	Ladder Capital Finance Holdings LLLP/Ladder Capital Finance Corp., 7.375%, 10/01/2017, 144A	71,400

		1,464,333

Principal Amount (‡)	Description	Value (†)
Bonds and Notes – continued

Non-Convertible Bonds – continued
	Paper – 0.2%
$205,000	Weyerhaeuser Co., 6.875%, 12/15/2033	$238,133
5,000	Weyerhaeuser Co., 6.950%, 10/01/2027	5,420
30,000	Weyerhaeuser Co., 7.375%, 3/15/2032	35,599

		279,152

	Pharmaceuticals – 0.5%
130,000	Valeant Pharmaceuticals International, 6.375%, 10/15/2020, 144A	132,600
15,000	Valeant Pharmaceuticals International, 6.750%, 8/15/2021, 144A	15,562
10,000	Valeant Pharmaceuticals International, 7.250%, 7/15/2022, 144A	10,538
490,000	VPI Escrow Corp., 6.375%, 10/15/2020, 144A	499,800

		658,500

	Pipelines – 0.4%
70,000	Energy Transfer Partners LP, 5.200%, 2/01/2022	77,651
100,000	IFM US Colonial Pipeline 2 LLC, 6.450%, 5/01/2021, 144A	111,583
55,000	NGPL PipeCo LLC, 7.768%, 12/15/2037, 144A	55,000
70,000	NGPL PipeCo LLC, 9.625%, 6/01/2019, 144A	79,800
45,000	Rockies Express Pipeline LLC, 3.900%, 4/15/2015, 144A	44,325
90,000	Rockies Express Pipeline LLC, 6.875%, 4/15/2040, 144A	78,750

		447,109

	Property & Casualty Insurance – 0.4%
520,000	White Mountains Re Group Ltd., 6.375%, 3/20/2017, 144A	550,151

	REITs - Warehouse/Industrials – 0.0%
20,000	ProLogis LP, 6.625%, 5/15/2018	23,896
30,000	ProLogis LP, 6.875%, 3/15/2020	36,407

		60,303

	Retailers – 1.6%
217,969	CVS Pass-Through Trust, 7.507%, 1/10/2032, 144A	279,604
400,000	Dillard’s, Inc., 6.625%, 1/15/2018	422,000
205,000	Dillard’s, Inc., 7.000%, 12/01/2028	203,975
45,000	J.C. Penney Corp., Inc., 6.375%, 10/15/2036	36,731

Principal Amount (‡)	Description	Value (†)
Bonds and Notes – continued

Non-Convertible Bonds – continued
	Retailers – continued
$205,000	J.C. Penney Corp., Inc., 7.400%, 4/01/2037	$183,731
100,000	Macy’s Retail Holdings, Inc., 6.790%, 7/15/2027	110,918
225,000	Macy’s Retail Holdings, Inc., 6.900%, 4/01/2029	265,468
490,000	Toys R Us, Inc., 7.375%, 10/15/2018	439,775

		1,942,202

	Sovereigns – 0.3%
700,000	Republic of Brazil, 8.500%, 1/05/2024, (BRL)	403,996
	Supermarkets – 0.2%
35,000	Delhaize Group S.A., 5.700%, 10/01/2040	31,140
320,000	New Albertson’s, Inc., Series C, MTN, 6.625%, 6/01/2028	172,800

		203,940

	Supranational – 0.7%
560,000	Asian Development Bank, GMTN, 2.500%, 3/15/2016	598,300
400,000	European Bank for Reconstruction & Development, GMTN, 9.000%, 4/28/2014, (BRL)	207,331

		805,631

	Technology – 0.7%
470,000	Alcatel-Lucent USA, Inc., 6.450%, 3/15/2029	307,850
390,000	Alcatel-Lucent USA, Inc., 6.500%, 1/15/2028	253,500
30,000	CommScope, Inc., 8.250%, 1/15/2019, 144A	32,400
155,000	First Data Corp., 6.750%, 11/01/2020, 144A	154,032
85,000	First Data Corp., 7.375%, 6/15/2019, 144A	87,656

		835,438

	Transportation Services – 0.0%
20,000	Continental Airlines Pass Thru Certificates, Series 2012-2, Class B, 5.500%, 4/29/2022	20,500

	Treasuries – 15.8%
600,000	Canadian Government, 3.000%, 12/01/2015, (CAD)	644,724
255,000	Canadian Government, 3.500%, 6/01/2020, (CAD)	295,635
25,000	Ireland Government Bond, 4.500%, 10/18/2018, (EUR)	31,955
15,000	Ireland Government Bond, 4.500%, 4/18/2020, (EUR)	18,543

Principal Amount (‡)		Description	Value (†)
Bonds and Notes – continued

Non-Convertible Bonds – continued
		Treasuries – continued
165,000		Ireland Government Bond, 5.400%, 3/13/2025, (EUR)	$210,604
10,000		Italy Buoni Poliennali Del Tesoro, 5.000%, 8/01/2034, (EUR)	11,671
15,000		Italy Buoni Poliennali Del Tesoro, 5.250%, 11/01/2029, (EUR)	18,617
10,000		Italy Buoni Poliennali Del Tesoro, 5.750%, 2/01/2033, (EUR)	12,827
44,500	(††)	Mexican Fixed Rate Bonds, Series M-10, 7.750%, 12/14/2017, (MXN)	389,059
5,300	(††)	Mexican Fixed Rate Bonds, Series M-20, 10.000%, 12/05/2024, (MXN)	57,908
120,000		New Zealand Government Bond, 6.000%, 12/15/2017, (NZD)	114,435
10,000,000		Philippine Government International Bond, 6.250%, 1/14/2036, (PHP)	266,391
195,000		Portugal Obrigacoes do Tesouro OT, 4.950%, 10/25/2023, (EUR)	179,093
340,000		Spain Government Bond, 4.650%, 7/30/2025, (EUR)	369,029
6,163,401		U.S. Treasury Inflation Indexed Bond, 0.125%, 4/15/2017(f)	6,639,623
3,279,820		U.S. Treasury Inflation Indexed Bond, 0.125%, 1/15/2022(f)	3,580,126
1,026,210		U.S. Treasury Inflation Indexed Bond, 0.125%, 7/15/2022(f)	1,121,374
1,038,839		U.S. Treasury Inflation Indexed Bond, 2.125%, 2/15/2040(f)	1,516,218
1,579,382		U.S. Treasury Inflation Indexed Bond, 2.500%, 1/15/2029(f)	2,259,134
1,845,000		U.S. Treasury Note, 0.250%, 3/31/2014	1,845,576

			19,582,542

		Wireless – 1.0%
4,000,000		America Movil SAB de CV, 8.460%, 12/18/2036, (MXN)	329,001
230,000		American Tower Corp., 4.700%, 3/15/2022	252,293
420,000		Sprint Capital Corp., 6.875%, 11/15/2028	386,400
10,000		Sprint Capital Corp., 6.900%, 5/01/2019	10,375
80,000		Sprint Capital Corp., 8.750%, 3/15/2032	82,800
125,000		Sprint Nextel Corp., 9.000%, 11/15/2018, 144A	150,000

			1,210,869

		Wirelines – 2.1%
200,000		CenturyLink, Inc., Series P, 7.600%, 9/15/2039	211,525
300,000		Embarq Corp., 7.995%, 6/01/2036	337,393

Principal Amount (‡)	Description	Value (†)
Bonds and Notes – continued

Non-Convertible Bonds – continued
	Wirelines – continued
$175,000	Frontier Communications Corp., 7.125%, 3/15/2019	$186,375
75,000	Level 3 Financing, Inc., 7.000%, 6/01/2020, 144A	75,750
70,000	Level 3 Financing, Inc., 8.125%, 7/01/2019	74,375
85,000	Level 3 Financing, Inc., 8.625%, 7/15/2020	91,800
400,000	Oi S.A., 9.750%, 9/15/2016, 144A, (BRL)	207,177
15,000	Qwest Capital Funding, Inc., 7.625%, 8/03/2021	16,556
315,000	Qwest Corp., 7.250%, 10/15/2035	322,875
244,000	Telecom Italia Capital S.A., 6.000%, 9/30/2034	215,940
402,000	Telecom Italia Capital S.A., 6.375%, 11/15/2033	366,825
40,000	Telecom Italia Capital S.A., 7.200%, 7/18/2036	39,200
45,000	Telecom Italia Capital S.A., 7.721%, 6/04/2038	45,225
75,000	Telefonica Emisiones SAU, 5.134%, 4/27/2020	73,594
75,000	Telefonica Emisiones SAU, 5.462%, 2/16/2021	73,500
75,000	Telefonica Emisiones SAU, 7.045%, 6/20/2036	73,125
100,000	Telefonica Emisiones SAU, EMTN, 5.597%, 3/12/2020, (GBP)	158,660

		2,569,895

	Total Non-Convertible Bonds (Identified Cost $51,540,810)	53,831,000

Convertible Bonds – 2.0%
	Automotive – 0.1%
20,000	ArvinMeritor, Inc., (Step to Zero Coupon on 2/15/2019), 4.000%, 2/15/2027(g)	14,888
115,000	Ford Motor Co., 4.250%, 11/15/2016	158,628

		173,516

	Brokerage – 0.0%
50,000	Jefferies Group, Inc., 3.875%, 11/01/2029	48,188

	Construction Machinery – 0.1%
60,000	Ryland Group, Inc. (The), 1.625%, 5/15/2018	71,700

	Diversified Manufacturing – 0.2%
170,000	Owens-Brockway Glass Container, Inc., 3.000%, 6/01/2015, 144A	166,600

Principal Amount (‡)	Description	Value (†)
Bonds and Notes – continued

Convertible Bonds – continued
	Diversified Manufacturing – continued
$20,000	Trinity Industries, Inc., 3.875%, 6/01/2036	$20,662

		187,262

	Healthcare – 0.1%
85,000	Illumina, Inc., 0.250%, 3/15/2016, 144A	79,209

	Home Construction – 0.4%
10,000	Lennar Corp., 2.000%, 12/01/2020, 144A	13,487
5,000	Lennar Corp., 2.750%, 12/15/2020, 144A	8,447
240,000	Lennar Corp., 3.250%, 11/15/2021, 144A	395,700
70,000	Standard Pacific Corp., 1.250%, 8/01/2032	77,000

		494,634

	Independent Energy – 0.0%
30,000	Chesapeake Energy Corp., 2.500%, 5/15/2037	26,944
5,000	Chesapeake Energy Corp., 2.750%, 11/15/2035	4,759

		31,703

	Life Insurance – 0.1%
100,000	Old Republic International Corp., 3.750%, 3/15/2018	99,500

	Metals & Mining – 0.1%
120,000	Peabody Energy Corp., 4.750%, 12/15/2066	101,100

	Pharmaceuticals – 0.0%
25,000	Vertex Pharmaceuticals, Inc., 3.350%, 10/01/2015	32,109

	Technology – 0.9%
250,000	Ciena Corp., 0.875%, 6/15/2017	215,156
65,000	Ciena Corp., 3.750%, 10/15/2018, 144A	68,250
535,000	Intel Corp., 2.950%, 12/15/2035	581,813
95,000	Lam Research Corp., Series B, 1.250%, 5/15/2018	91,794
55,000	Micron Technology, Inc., Series B, 1.875%, 8/01/2031	48,434
150,000	Micron Technology, Inc., Series C, 2.375%, 5/01/2032, 144A	140,250
25,000	Micron Technology, Inc., Series D, 3.125%, 5/01/2032, 144A	23,219

		1,168,916

Principal Amount (‡)	Description	Value (†)
Bonds and Notes – continued

Convertible Bonds – continued
	Textile – 0.0%
$45,000	Iconix Brand Group, Inc., 2.500%, 6/01/2016, 144A	$44,719
	Total Convertible Bonds (Identified Cost $2,296,455)	2,532,556
Municipals – 0.0%
	Michigan – 0.0%
50,000	Michigan Tobacco Settlement Finance Authority Taxable Turbo, Series A, 7.309%, 6/01/2034(d) (Identified Cost $49,997)	40,351
	Total Bonds and Notes (Identified Cost $53,887,262)	56,403,907

Shares
Common Stocks – 45.4%
	Aerospace & Defense – 1.3%
4,499	General Dynamics Corp.	297,474
4,327	Honeywell International, Inc.	258,538
7,970	Lockheed Martin Corp.	744,238
5,497	Northrop Grumman Corp.	365,166
		1,665,416
	Automobiles – 0.1%
10,180	Ford Motor Co.	100,375
	Beverages – 0.3%
8,590	Coca-Cola Co. (The)	325,819
	Building Products – 0.1%
5,095	Masco Corp.	76,680
	Chemicals – 1.1%
4,164	Eastman Chemical Co.	237,389
3,558	International Flavors & Fragrances, Inc.	211,986
6,675	Olin Corp.	145,048
4,206	PPG Industries, Inc.	483,017
5,657	RPM International, Inc.	161,451
3,599	Sensient Technologies Corp.	132,299
		1,371,190
	Commercial Banks – 0.9%
6,648	Bank of Hawaii Corp.	303,282
4,264	BB&T Corp.	141,394
6,793	F.N.B. Corp.	76,149
5,462	First Niagara Financial Group, Inc.	44,188
7,062	FirstMerit Corp.	104,023
6,418	Trustmark Corp.	156,214
6,778	United Bankshares, Inc.	168,840
9,700	Valley National Bancorp	97,194
		1,091,284

Shares	Description	Value (†)
Common Stocks – continued
	Commercial Services & Supplies – 1.0%
5,643	Avery Dennison Corp.	$179,560
7,211	Deluxe Corp.	220,368
12,126	Pitney Bowes, Inc.	167,582
11,300	R.R. Donnelley & Sons Co.	119,780
5,023	Republic Services, Inc.	138,183
18,000	Retail Properties of America, Inc., Class A	203,760
6,775	Waste Management, Inc.	217,342

		1,246,575

	Containers & Packaging – 0.1%
5,616	Sonoco Products Co.	174,040

	Distributors – 0.2%
4,744	Genuine Parts Co.	289,526

	Diversified Telecommunication Services – 0.8%
9,086	AT&T, Inc.	342,542
12,568	CenturyLink, Inc.	507,747
7,493	Telefonica S.A., Sponsored ADR	99,507

		949,796

	Electric Utilities – 2.9%
7,349	American Electric Power Co., Inc.	322,915
5,419	Cleco Corp.	227,490
5,123	Edison International	234,070
7,168	Entergy Corp.	496,742
7,522	Exelon Corp.	267,633
7,552	FirstEnergy Corp.	333,043
5,922	NextEra Energy, Inc.	416,494
5,938	Northeast Utilities	227,010
4,456	OGE Energy Corp.	247,130
7,038	Pinnacle West Capital Corp.	371,606
7,386	PPL Corp.	214,563
7,164	UNS Energy Corp.	299,885

		3,658,581

	Electrical Equipment – 0.4%
4,828	Emerson Electric Co.	233,048
3,700	Hubbell, Inc., Class B	298,738

		531,786

	Food & Staples Retailing – 0.1%
5,450	Sysco Corp.	170,422

	Food Products – 0.6%
4,623	General Mills, Inc.	184,227
5,591	H.J. Heinz Co.	312,816
731	Hillshire Brands Co.	19,576
4,913	Kraft Foods, Inc., Class A	203,153

		719,772

	Gas Utilities – 0.9%
6,971	AGL Resources, Inc.	285,184
4,250	National Fuel Gas Co.	229,670

Shares	Description	Value (†)
Common Stocks – continued
	Gas Utilities – continued
4,824	New Jersey Resources Corp.	$220,553
8,373	Oneok, Inc.	404,500

		1,139,907

	Hotels, Restaurants & Leisure – 1.0%
6,087	Darden Restaurants, Inc.	339,350
4,404	McDonald’s Corp.	404,067
7,500	Starwood Hotels & Resorts Worldwide, Inc.	434,700

		1,178,117

	Household Durables – 0.6%
6,594	Garmin Ltd.	275,233
10,525	KB Home	151,034
7,580	Leggett & Platt, Inc.	189,879
3,295	Tupperware Brands Corp.	176,579

		792,725

	Household Products – 0.7%
5,597	Clorox Co. (The)	403,264
6,114	Kimberly-Clark Corp.	524,459

		927,723

	Industrial Conglomerates – 0.1%
5,688	General Electric Co.	129,175

	Insurance – 0.9%
4,837	Allstate Corp. (The)	191,593
6,285	Arthur J. Gallagher & Co.	225,129
8,417	Cincinnati Financial Corp.	318,920
8,375	Mercury General Corp.	323,694

		1,059,336

	Leisure Equipment & Products – 0.1%
4,978	Mattel, Inc.	176,619

	Machinery – 0.2%
4,286	Briggs & Stratton Corp.	80,020
4,771	Eaton Corp.	225,477

		305,497

	Media – 0.3%
6,427	Cinemark Holdings, Inc.	144,157
3,654	McGraw-Hill Cos., Inc. (The)	199,472

		343,629

	Metals & Mining – 0.1%
5,118	Commercial Metals Co.	67,558

	Multi Utilities – 2.9%
6,270	Alliant Energy Corp.	272,055
6,783	Avista Corp.	174,595
7,018	Black Hills Corp.	249,630
6,244	CenterPoint Energy, Inc.	132,997
6,285	CMS Energy Corp.	148,012
5,977	Dominion Resources, Inc.	316,422

Shares	Description	Value (†)
Common Stocks – continued
	Multi Utilities – continued
6,917	DTE Energy Co.	$414,605
8,183	Integrys Energy Group, Inc.	427,153
6,446	NiSource, Inc.	164,244
7,305	PG&E Corp.	311,704
6,625	Public Service Enterprise Group, Inc.	213,193
6,964	SCANA Corp.	336,152
5,651	Sempra Energy	364,433
7,274	TECO Energy, Inc.	129,041

		3,654,236

	Oil, Gas & Consumable Fuels – 0.5%
4,831	Chevron Corp.	563,101

	Paper & Forest Products – 0.1%
5,377	MeadWestvaco Corp.	164,536

	Personal Products – 0.1%
8,407	Avon Products, Inc.	134,092

	Pharmaceuticals – 0.9%
6,067	Bristol-Myers Squibb Co.	204,761
7,792	Eli Lilly & Co.	369,419
7,335	Merck & Co., Inc.	330,808
6,062	Pfizer, Inc.	150,641

		1,055,629

	Real Estate Management & Development – 0.5%
14,500	Brookfield Office Properties, Inc.	240,120
22,400	Forest City Enterprises, Inc., Class A(h)	355,040

		595,160

	REITs - Apartments – 3.7%
9,000	American Campus Communities, Inc.	394,920
9,800	AvalonBay Communities, Inc.	1,332,702
10,700	Camden Property Trust	690,043
35,000	Equity Residential	2,013,550
1,300	Essex Property Trust, Inc.	192,712

		4,623,927

	REITs - Diversified – 2.7%
12,500	American Assets Trust, Inc.	334,875
2,800	CoreSite Realty Corp.	75,432
19,500	DuPont Fabros Technology, Inc.	492,375
13,600	Entertainment Properties Trust	604,248
14,800	Liberty Property Trust	536,352
6,000	Select Income REIT	147,720
14,500	Vornado Realty Trust	1,175,225

		3,366,227

	REITs - Healthcare – 2.8%
29,000	HCP, Inc.	1,289,920
4,100	Health Care REIT, Inc.	236,775
22,300	Omega Healthcare Investors, Inc.	506,879

Shares	Description	Value (†)
Common Stocks – continued
	REITs - Healthcare – continued
23,400	Ventas, Inc.	$1,456,650

		3,490,224

	REITs - Hotels – 1.2%
63,300	Host Hotels & Resorts, Inc.	1,015,965
5,300	Pebblebrook Hotel Trust	123,967
17,000	RLJ Lodging Trust	321,470

		1,461,402

	REITs - Manufactured Homes – 0.4%
6,600	Equity Lifestyle Properties, Inc.	449,592

	REITs - Office Property – 2.9%
7,900	Alexandria Real Estate Equities, Inc.	580,808
25,700	BioMed Realty Trust, Inc.	481,104
14,000	Boston Properties, Inc.	1,548,540
18,300	Kilroy Realty Corp.	819,474
11,000	Piedmont Office Realty Trust, Inc., Class A	190,740

		3,620,666

	REITs - Regional Malls – 4.0%
19,500	Macerich Co. (The)	1,115,985
25,300	Simon Property Group, Inc.	3,840,793

		4,956,778

	REITs - Shopping Centers – 2.2%
42,000	DDR Corp.	645,120
7,700	Federal Realty Investment Trust	810,810
21,097	Kite Realty Group Trust	107,595
15,000	Ramco-Gershenson Properties Trust	187,950
13,000	Regency Centers Corp.	633,490
23,300	Retail Opportunity Investments Corp.	299,871

		2,684,836

	REITs - Single Tenant – 0.2%
9,700	National Retail Properties, Inc.	295,850

	REITs - Storage – 1.9%
19,600	CubeSmart	252,252
16,800	Extra Space Storage, Inc.	558,600
11,000	Public Storage	1,530,870

		2,341,722

	REITs - Warehouse/Industrials – 1.5%
27,100	First Potomac Realty Trust	349,048
42,000	ProLogis, Inc.	1,471,260

		1,820,308

	Specialty Retail – 0.2%
3,820	Home Depot, Inc. (The)	230,613

	Thrifts & Mortgage Finance – 0.4%
10,309	Astoria Financial Corp.	101,853
8,315	Hudson City Bancorp, Inc.	66,187
13,285	New York Community Bancorp, Inc.	188,116

Shares	Description	Value (†)
Common Stocks – continued
	Thrifts & Mortgage Finance – continued
7,926	People’s United Financial, Inc.	$96,222
		452,378
	Tobacco – 1.2%
8,825	Altria Group, Inc.	294,667
7,268	Lorillard, Inc.	846,358
6,952	Universal Corp.	353,996
		1,495,021
	Trading Companies & Distributors – 0.3%
5,390	Watsco, Inc.	408,508
	Total Common Stocks (Identified Cost $51,614,124)	56,356,354
Preferred Stocks – 1.0%

Convertible Preferred Stocks – 0.7%
	Automotive – 0.5%
15,950	General Motors Co., Series B, 4.750%	594,616
1,250	Goodyear Tire & Rubber Co. (The), 5.875%	55,212
		649,828
	Banking – 0.1%
19	Bank of America Corp., Series L, 7.250%	20,710
70	Wells Fargo & Co., Series L, Class A, 7.500%	86,660
		107,370
	Construction Machinery – 0.0%
145	United Rentals Trust I, 6.500%	7,019
	REITs - Healthcare – 0.1%
1,600	Health Care REIT, Inc., Series I, 6.500%	88,192
	Total Convertible Preferred Stocks (Identified Cost $1,006,386)	852,409
Non-Convertible Preferred Stocks – 0.3%
	Banking – 0.1%
4,125	Countrywide Capital IV, 6.750%	103,125

	Non-Captive Diversified – 0.2%
4,375	Ally Financial, Inc., Series A, (fixed rate to 5/15/2016, variable rate thereafter), 8.500%	107,013

Shares	Description	Value (†)
Preferred Stocks – continued

Non-Convertible Preferred Stocks – continued

	Non-Captive Diversified – continued
129	Ally Financial, Inc., Series G, 7.000%, 144A	$120,675

		227,688

	Total Non-Convertible Preferred Stocks (Identified Cost $215,037)	330,813

	Total Preferred Stocks (Identified Cost $1,221,423)	1,183,222

Notional Amount
Purchased Options – 0.5%
	Interest Rate Swaptions – 0.5%
$60,000,000	1-year Interest Rate Swap Put, expiring 9/27/2013, Pay 3-month LIBOR, Receive 0.295%(i)(j)	30,180
12,000,000	5-year Interest Rate Swap Put, expiring 9/27/2013, Pay 3-month LIBOR, Receive 1.115%(i)(j)	127,920
5,000,000	30-year Interest Rate Swap Call, expiring 9/29/2014, Pay 2.798%, Receive 3-month LIBOR(i)(j)	520,495

	Total Purchased Options (Identified Cost $643,800)	678,595

Principal Amount (‡)
Short-Term Investments – 8.6%
$9,259,240	Tri-Party Repurchase Agreement with Fixed Income Clearing Corporation, dated 9/28/2012 at 0.010% to be repurchased at $9,259,248 on 10/01/2012 collateralized by $9,220,000 U.S. Treasury Note, 1.000% due 3/31/2017 valued at $9,456,475 including accrued interest(k)	9,259,240
1,360,000	U.S. Treasury Bill, 0.093%, 1/10/2013(e)(l)(m)	1,359,686

	Total Short-Term Investments (Identified Cost $10,618,885)	10,618,926

	Total Investments – 100.9% (Identified Cost $117,985,494)(a)	125,241,004
	Other assets less liabilities – (0.9)%	(1,074,264)

	Net Assets – 100.0%	$124,166,740

Notional Amount
Written Options – (0.4%)
	Interest Rate Swaptions – (0.4)%
$60,000,000	1-year Interest Rate Swap Call, expiring 9/27/2013, Pay 0.445%, Receive 3-month LIBOR(i)(j)	$(84,840)
12,000,000	5-year Interest Rate Swap Call, expiring 9/27/2013, Pay 0.783%, Receive 3-month LIBOR(i)(j)	(37,872)
5,000,000	30-year Interest Rate Swap Put, expiring 9/29/2014, Pay 3-month LIBOR, Receive 3.298%(i)(j)	(316,445)

	Total Written Options (Premiums Received $397,200)	$(439,157)

(‡)	Principal Amount stated in U.S. dollars unless otherwise noted.
(†)	Debt securities (other than short-term obligations purchased with an original or remaining maturity of sixty days or less) and unlisted equity securities are generally valued on the basis of evaluated bids furnished to the Fund by an independent pricing service recommended by the investment adviser and subadvisers and approved by the Board of Trustees, which service determines valuations for normal, institutional-size trading units of such securities using market information, transactions for comparable securities and various relationships between securities which are generally recognized by institutional traders.

Equity securities, including shares of closed-end investment companies and exchange-traded funds, for which market quotations are readily available are valued at market value, as reported by independent pricing services recommended by the investment adviser and subadvisers and approved by the Board of Trustees. Such independent pricing services generally use the security’s last sale price on the exchange or market where the security is primarily traded or, if there is no reported sale during the day, the closing bid price. Securities traded on the NASDAQ Global Select Market, NASDAQ Global Market and NASDAQ Capital Market are valued at the NASDAQ Official Closing Price (“NOCP”), or if lacking a NOCP, at the most recent bid quotation on the applicable NASDAQ Market. Broker-dealer bid quotations may also be used to value debt and equity securities where an independent pricing service is unable to price a security or where an independent pricing service does not provide a reliable price for the security.

Forward foreign currency contracts are valued utilizing interpolated prices determined from information provided by an independent pricing service.

Futures contracts are valued at their most recent settlement price.

Options on interest rate swaps (“interest rate swaptions”) are valued at mid prices (between the bid and the ask price) supplied by an independent pricing service, if available, or quotations obtained from broker-dealers.

Investments in other open-end investment companies are valued at their net asset value each day.

Short-term obligations purchased with an original or remaining maturity of sixty days or less are valued at amortized cost, which approximates market value.

Securities for which market quotations are not readily available are valued at fair value as determined in good faith by the Fund’s investment adviser or subadvisers using consistently applied procedures under the general supervision of the Board of Trustees.

The Fund may hold securities traded in foreign markets. Foreign securities are valued at the closing market price in the foreign market. However, if events occurring after the close of the foreign market (but before the close of regular trading on the New York Stock Exchange) are believed to materially affect the value of those securities, such securities are fair valued pursuant to procedures approved by the Board of Trustees. When fair valuing securities, the Fund may, among other things, use modeling tools or other processes that may take into account factors such as securities market activity and/or significant events that occur after the close of the foreign market and before the Fund calculates its net asset value.

The books and records of the Fund are maintained in U.S. dollars. The values of securities, currencies and other assets and liabilities denominated in currencies other than U.S. dollars are translated into U.S. dollars based upon foreign exchange rates prevailing at the end of the period.

(††)	Amount shown represents units. One unit represents a principal amount of 100.
(a)	Federal Tax Information (Amounts exclude certain adjustments made at the end of the Fund’s fiscal year for tax purposes. Such adjustments are primarily due to wash sales. Amortization of premium on debt securities is excluded for tax purposes.):

At September 30, 2012, the net unrealized appreciation on investments based on a cost of $118,126,132 for federal income tax purposes was as follows:

Aggregate gross unrealized appreciation for all investments in which there is an excess of value over tax cost	$10,302,531
Aggregate gross unrealized depreciation for all investments in which there is an excess of tax cost over value	(3,187,659)

Net unrealized appreciation	$7,114,872

At December 31, 2011, the Fund had a short-term capital loss carryforward of $19,588,265 of which $5,390,183 expires on December 31, 2016 and $14,198,082 expires on December 31, 2017. At December 31, 2011, post-October capital loss deferrals were $36,756. These amounts may be available to offset future realized capital gains, if any, to the extent provided by regulations.

(b)	Variable rate security. Rate as of September 30, 2012 is disclosed.
(c)	The issuer is in default with respect to interest and/or principal payments. Income is not being accrued.
(d)	Illiquid security. At September 30, 2012, the value of these securities amounted to $420,236 or 0.3% of net assets.
(e)	All or a portion of this security has been designated to cover the Fund’s obligations under open forward foreign currency contracts or swaptions.
(f)	Treasury Inflation Protected Security (TIPS).
(g)	Coupon rate is a fixed rate for an initial period then resets at a specified date and rate.
(h)	Non-income producing security.
(i)	The Fund may enter into interest rate swaptions. An interest rate swaption gives the holder the right, but not the obligation, to enter into or cancel an interest rate swap agreement at a future date. Interest rate swaptions may be either purchased or written. The buyer of an interest rate swaption may purchase either the right to receive a fixed rate in the underlying swap (known as a “receiver swaption”) or to pay a fixed rate (known as a “payer swaption”), based on the notional amount of the swap agreement, in exchange for a floating rate.

When the Fund purchases an interest rate swaption, it pays a premium and the swaption is subsequently marked to market to reflect current value. Premiums paid for purchasing interest rate swaptions which expire are treated as realized losses. Premiums paid for purchasing interest rate swaptions which are exercised are added to the cost or deducted from the proceeds on the underlying swap to determine the realized gain or loss. If the Fund enters into a closing sale transaction, the difference between the premium paid and the proceeds of the closing sale transaction is treated as a realized gain or loss. The risk associated with purchasing interest rate swaptions is limited to the premium paid.

When the Fund writes an interest rate swaption, an amount equal to the premium received is recorded as a liability and is subsequently adjusted to the current value. Premiums received for written interest rate swaptions which expire are treated as realized gains. Premiums received for written interest rate swaptions which are exercised are deducted from the cost or added to the proceeds on the underlying swap to determine the realized gain or loss. If the Fund enters into a closing purchase transaction, the difference between the premium received and any amount paid on effecting a closing purchase transaction, including commission, is treated as a realized gain or, if the premium received is less than the amount paid, as a realized loss. The Fund, as writer of a written interest rate swaption, bears the risk of an unfavorable change in the market value of the swap underlying the written interest rate swaption.

Over-the-counter interest rate swaptions are subject to the risk that the counterparty is unable or unwilling to meet its obligations under the swaption.

(j)	Counterparty is Citibank, N.A.
(k)	It is the Fund’s policy that the market value of the collateral for repurchase agreements be at least equal to 102% of the repurchase price, including interest. Certain repurchase agreements are tri-party arrangements whereby the collateral is held in a segregated account for the benefit of the Fund and on behalf of the counterparty. Repurchase agreements could involve certain risks in the event of default or insolvency of the counterparty including possible delays or restrictions upon a Fund’s ability to dispose of the underlying securities.
(l)	Interest rate represents discount rate at time of purchase; not a coupon rate.
(m)	All or a portion of this security has been pledged as initial margin for closed futures contracts.
144A	All or a portion of these securities are exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At September 30, 2012, the value of Rule 144A holdings amounted to $7,962,049 or 6.4% of net assets.

ADR	An American Depositary Receipt is a certificate issued by a custodian bank representing the right to receive securities of the foreign issuer described. The values of ADRs may be significantly influenced by trading on exchanges not located in the United States.

ABS	Asset-Backed Securities

EMTN	Euro Medium Term Note

FHLMC	Federal Home Loan Mortgage Corp.

FNMA	Federal National Mortgage Association

GMTN	Global Medium Term Note

MTN	Medium Term Note

REITs	Real Estate Investment Trusts

REMIC	Real Estate Mortgage Investment Conduit

AUD	Australian Dollar

BRL	Brazilian Real

CAD	Canadian Dollar

COP	Colombian Peso

EUR	Euro

GBP	British Pound

MXN	Mexican Peso

NZD	New Zealand Dollar

PHP	Philippine Peso

Forward Foreign Currency Contracts

The Fund may enter into forward foreign currency contracts, including forward foreign cross currency contracts, to acquire exposure to foreign currencies or to hedge the Fund’s investments against currency fluctuation. A contract to buy or sell can offset a previous contract. These contracts involve market risk in excess of the unrealized gain or loss. The U.S. dollar value of the currencies the Fund has committed to buy or sell represents the aggregate exposure to each currency the Fund has acquired or hedged through currency contracts outstanding at period end. Gains or losses are recorded for financial statement purposes as unrealized until settlement date. Risks may arise upon entering into these contracts from the potential inability of counterparties to meet the terms of their contracts and from unanticipated movements in the value of a foreign currency relative to the U.S. dollar. Certain contracts may require the movement of cash and/or securities as collateral for the Fund’s or counterparty’s net obligations under the contracts.

At September 30, 2012, the Fund had the following open forward foreign currency contracts:

Contract to Buy/Sell	Delivery Date	Currency	Units	Notional Value	Unrealized Appreciation (Depreciation)
Sell[1]	12/04/2012	British Pound	67,000	$108,171	$(2,267)
Sell[2]	10/31/2012	Euro	70,000	89,979	17
Sell[2]	10/31/2012	Euro	760,000	976,915	(39,594)

Total					$(41,844)

[1]	Counterparty is Credit Suisse AG.
[2]	Counterparty is Barclays Bank PLC.

Fair Value Measurements

In accordance with accounting standards related to fair value measurements and disclosures, the Fund has categorized the inputs utilized in determining the value of the Fund’s assets or liabilities. These inputs are summarized in the three broad levels listed below:

•	Level 1—quoted prices in active markets for identical assets or liabilities;

•

Level 2—prices determined using other significant inputs that are observable either directly, or indirectly through corroboration with observable market data (which could include quoted prices for similar assets or liabilities, interest rates, credit risk, etc.); and

•

Level 3—prices determined using significant unobservable inputs when quoted prices or observable inputs are unavailable such as when there is little or no market activity for an asset or liability (unobservable inputs reflect the Fund’s own assumptions in determining the fair value of assets or liabilities and would be based on the best information available).

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used to value the Fund’s investments as of September 30, 2012, at value:

Asset Valuation Inputs

Description	Level 1	Level 2	Level 3	Total
Bonds and Notes*	$—	$56,403,907	$—	$56,403,907
Common Stocks*	56,356,354	—	—	56,356,354
Preferred Stocks
Convertible Preferred Stocks
Construction Machinery	—	7,019	—	7,019
All Other Convertible Preferred Stocks*	845,390	—	—	845,390

Total Convertible Preferred Stocks	845,390	7,019	—	852,409

Non-Convertible Preferred Stocks
Non-Captive Diversified	107,013	120,675	—	227,688
All Other Non-Convertible Preferred Stocks*	103,125	—	—	103,125

Total Preferred Stocks	1,055,528	127,694	—	1,183,222

Purchased Options*	—	678,595	—	678,595
Short-Term Investments	—	10,618,926	—	10,618,926

Total Investments	57,411,882	67,829,122	—	125,241,004

Forward Foreign Currency Contracts (unrealized appreciation)	—	17	—	17

Total	$57,411,882	$67,829,139	$—	$125,241,021

Liability Valuation Inputs

Description	Level 1	Level 2	Level 3	Total
Written Options*	$—	$(439,157)	$—	$(439,157)
Forward Foreign Currency Contracts (unrealized depreciation)	—	(41,861)	—	(41,861)

Total	$—	$(481,018)	$—	$(481,018)

*	Details of the major categories of the Fund’s investments are reflected within the Portfolio of Investments.

For the period ended September 30, 2012, there were no transfers between Levels 1, 2 and 3.

The following is a reconciliation of Level 3 investments for which significant unobservable inputs were used to determine fair value as of September 30, 2012:

Asset Valuation Inputs

Investments in Securities	Balance as of December 31, 2011	Accrued Discounts (Premiums)	Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Purchases	Sales	Transfers into Level 3	Transfers out of Level 3	Balance as of September 30, 2012	Change in Unrealized Appreciation (Depreciation) from Investments Still Held at September 30, 2012
Bonds and Notes
Non-Convertible Bonds
Treasuries	$94,814	$939	$(161,611)	$169,573	$—	$(103,715)	$—	$—	$—	$—

Derivatives

Derivative instruments are defined as financial instruments whose value and performance are based on the value and performance of another security or financial instrument. Derivative instruments that the Fund used during the period include forward foreign currency contracts and swaptions.

The Fund is subject to the risk that changes in foreign currency exchange rates will have an unfavorable effect on the value of Fund assets denominated in foreign currencies. The Fund may enter into forward foreign currency contracts for hedging purposes to protect the value of the Fund’s holdings of foreign securities. The Fund may also use forward foreign currency contracts to gain exposure to foreign currencies, regardless of whether securities denominated in such currencies are held in the Fund. During the period ended September 30, 2012, the Fund engaged in forward foreign currency transactions for hedging purposes.

The Fund is subject to the risk that changes in interest rates will affect the value of the Fund’ investments in fixed income securities. The Fund will be subject to increased interest rate risk to the extent that it invests in fixed-income securities with longer maturities or durations, as compared to investing in fixed-income securities with shorter maturities or durations. The Fund may use interest rate swaptions to hedge against changes in interest rates. During the period ended September 30, 2012, the Fund used interest rate swaptions to hedge against changes in interest rates.

The Fund is party to agreements with counterparties that govern transactions in forward foreign currency contracts and interest rate swaptions. These agreements contain credit-risk-related contingent features that allow the counterparties to terminate open contracts early if the net asset value of a Fund declines beyond a certain threshold. If such features were to be triggered, the counterparties could request immediate settlement of open contracts at current fair value. As of September 30, 2012, the fair value of derivative positions (including open trades) subject to credit-risk-related contingent features that are in a net liability position by counterparty, and the value of collateral pledged to counterparties for such contracts is as follows:

Counterparty	Derivatives	Collateral Pledged
Barclays Bank PLC	$(39,577)	—
Citibank, N.A.	(7,162)	—
Credit Suisse AG	(2,267)	—

Forward foreign currency contracts and interest rate swaptions are subject to the risk that the counterparty will be unwilling or unable to meet its obligations under the contracts. The Fund has mitigated this risk by entering into master netting agreements with counterparties that allow the Fund and the counterparty to offset amounts owed by each related to derivative contracts to one net amount payable by either the Fund or the counterparty. As of September 30, 2012, the maximum amount of loss that the Fund would incur if counterparties failed to meet their obligations is $34,812 and the amount of loss that the Fund would incur after taking into account master netting arrangements is $0.

Counterparty risk is managed based on policies and procedures established by each Fund’s adviser and/or subadviser. Such policies and procedures may include, but are not limited to, minimum counterparty credit rating requirements, monitoring of counterparty credit default swap spreads and posting of collateral. Collateral is posted based on the requirements established under International Swaps and Derivatives Association (“ISDA”) agreements negotiated between the Fund and the derivative counterparties. This risk of loss to a Fund from counterparty default should be limited to the extent a Fund is undercollateralized; however, final settlement of a Fund’s claim against any collateral received may be subject to bankruptcy court proceedings.

The following is a summary of derivative instruments for the Fund, as of September 30, 2012:

Asset Derivatives	Interest Rate Contracts	Foreign Exchange Contracts
Purchased Options (at value)	$678,595	$—
Forwards (unrealized appreciation)	—	17

Liability Derivatives	Interest Rate Contracts	Foreign Exchange Contracts
Written Options (at value)	$(439,157)	$—
Forwards (unrealized depreciation)	—	(41,861)

The Fund’s derivatives do not qualify for hedge accounting under authoritative guidance for derivative instruments. The Fund’s investments in derivatives may represent an economic hedge; however, they are considered to be non-hedge transactions for the purpose of this disclosure.

Industry Summary at September 30, 2012 (Unaudited)

Treasuries	15.8%
REITs—Regional Malls	4.0
REITs—Apartments	3.7
Electric Utilities	2.9
Multi Utilities	2.9
REITs—Office Property	2.9
REITs—Healthcare	2.9
Banking	2.9
REITs—Diversified	2.7
REITs—Shopping Centers	2.2
Wirelines	2.1
Other Investments, less than 2% each	47.3
Short-Term Investments	8.6

Total Investments	100.9
Other assets less liabilities (including open written options and forward foreign currency contracts)	(0.9)

Net Assets	100.0%

PORTFOLIO OF INVESTMENTS – as of September 30, 2012 (Unaudited)

Natixis Oakmark International Fund

Shares	Description	Value (†)
Common Stocks – 92.5% of Net Assets
	Australia – 3.6%
138,100	Amcor Ltd.	$1,108,083
27,800	Orica Ltd.	714,903

		1,822,986

	Canada – 2.0%
35,900	Thomson Reuters Corp.	1,037,817

	France – 8.1%
31,142	BNP Paribas S.A.	1,476,476
6,200	Danone S.A.	381,480
7,500	PPR	1,151,103
19,950	Publicis Groupe	1,115,860

		4,124,919

	Germany – 7.9%
12,750	Allianz SE, (Registered)	1,520,609
35,800	Daimler AG, (Registered)	1,737,573
10,300	SAP AG	732,983

		3,991,165

	Ireland – 2.0%
8,000	Experian PLC	133,206
7,105,700	Governor & Co. of the Bank of Ireland (The)(b)	881,140

		1,014,346

	Italy – 5.0%
117,500	Fiat Industrial SpA	1,150,700
915,300	Intesa Sanpaolo SpA	1,395,689

		2,546,389

	Japan – 22.2%
51,400	Canon, Inc.	1,649,821
470,000	Daiwa Securities Group, Inc.	1,785,194
1,600	FANUC Corp.	257,533
42,400	Honda Motor Co. Ltd.	1,310,386
16,300	Meitec Corp.	370,274
57,000	Olympus Corp.(b)	1,112,853
66,800	Omron Corp.	1,283,667
35,000	Rohm Co. Ltd.	1,178,658
14,500	Secom Co. Ltd.	755,778
40,800	Toyota Motor Corp.	1,599,739

		11,303,903

	Mexico – 0.3%
5,400	Grupo Televisa SAB, Sponsored ADR	126,954

	Netherlands – 6.0%
12,685	Akzo Nobel NV	716,281
14,600	Heineken Holding NV	709,256
43,600	Koninklijke Ahold NV	546,071

Shares	Description	Value (†)
Common Stocks – continued
	Netherlands – continued
47,164	Koninklijke Philips Electronics	$1,101,158

		3,072,766

	Spain – 2.6%
176,697	Banco Santander S.A.(b)	1,318,937

	Sweden – 1.7%
21,550	Assa Abloy AB, Series B	699,666
8,200	Atlas Copco AB, Series B	171,884

		871,550

	Switzerland – 16.3%
28,600	Adecco S.A., (Registered)(b)	1,365,188
14,700	Cie Financiere Richemont S.A., Class A	882,635
84,336	Credit Suisse Group AG, (Registered)(b)	1,783,220
625	Geberit AG, (Registered)(b)	136,127
760	Givaudan S.A., (Registered)(b)	721,547
14,450	Holcim Ltd., (Registered)(b)	920,335
10,200	Kuehne & Nagel International AG, (Registered)	1,154,268
9,250	Nestle S.A., (Registered)	583,650
9,700	Novartis AG, (Registered)	593,674
700	Roche Holding AG	130,933

		8,271,577

	United Kingdom – 14.8%
21,400	Diageo PLC	602,584
7,600	GlaxoSmithKline PLC	175,428
2,618,900	Lloyds Banking Group PLC(b)	1,649,005
33,100	Reed Elsevier PLC	316,875
57,200	Schroders PLC	1,405,605
100	Schroders PLC, (Non Voting)	1,914
14,300	Signet Jewelers Ltd.	697,268
31,100	Smiths Group PLC	522,427
126,600	Tesco PLC	679,843
23,800	Willis Group Holdings PLC	878,696
14,100	Wolseley PLC	603,140

		7,532,785

	Total Common Stocks (Identified Cost $46,857,881)	47,036,094

Principal Amount (‡)	Description	Value (†)
Convertible Bond – 0.9%
	Guernsey – 0.9%
339,000	Credit Suisse Group (Guernsey) V Ltd., 4.000%, 3/29/2013, (CHF)(c)(d) (Identified Cost $346,913)	448,395

Short-Term Investments – 5.7%
$2,882,534	Tri-Party Repurchase Agreement with Fixed Income Clearing Corporation, dated 9/28/2012 at 0.010% to be repurchased at $2,882,536 on 10/01/2012 collateralized by $2,590,000 U.S. Treasury Note, 3.250% due 3/31/2017 valued at $2,944,452 including accrued interest(e) (Identified Cost $2,882,534)	2,882,534

	Total Investments – 99.1% (Identified Cost $50,087,328)(a)	50,367,023
	Other assets less liabilities – 0.9%	475,188

	Net Assets – 100.0%	$50,842,211

(‡)	Principal Amount stated in U.S. dollars unless otherwise noted.
(†)	Equity securities, including shares of closed-end investment companies and exchange-traded funds, for which market quotations are readily available are valued at market value, as reported by independent pricing services recommended by the investment adviser and subadviser and approved by the Board of Trustees. Such independent pricing services generally use the security’s last sale price on the exchange or market where the security is primarily traded or, if there is no reported sale during the day, the closing bid price. Securities traded on the NASDAQ Global Select Market, NASDAQ Global Market and NASDAQ Capital Market are valued at the NASDAQ Official Closing Price (“NOCP”), or if lacking a NOCP, at the most recent bid quotation on the applicable NASDAQ Market.

Debt securities (other than short-term obligations purchased with an original or remaining maturity of sixty days or less) and unlisted equity securities are generally valued on the basis of evaluated bids furnished to the Fund by an independent pricing service recommended by the investment adviser and subadviser and approved by the Board of Trustees, which service determines valuations for normal, institutional-size trading units of such securities using market information, transactions for comparable securities and various relationships between securities which are generally recognized by institutional traders.

Broker-dealer bid quotations may also be used to value debt and equity securities where an independent pricing service is unable to price a security or where an independent pricing service does not provide a reliable price for the security. Forward foreign currency contracts are valued utilizing interpolated prices determined from information provided by an independent pricing service.

Investments in other open-end investment companies are valued at their net asset value each day. Short-term obligations purchased with an original or remaining maturity of sixty days or less are valued at amortized cost, which approximates market value.

Securities for which market quotations are not readily available are valued at fair value as determined in good faith by the Fund’s investment adviser or subadviser using consistently applied procedures under the general supervision of the Board of Trustees.

The Fund may hold securities traded in foreign markets. Foreign securities are valued at the closing market price in the foreign market. However, if events occurring after the close of the foreign market (but before the close of regular trading on the New York Stock Exchange) are believed to materially affect the value of those securities, such securities are fair valued pursuant to procedures approved by the Board of Trustees. When fair valuing securities, the Fund may, among other things, use modeling tools or other processes that may take into account factors such as securities market activity and/or significant events that occur after the close of the foreign market and before the Fund calculates its net asset value. At September 30, 2012, approximately 88% of the market value of investments was fair valued pursuant to procedures approved by the Board of Trustees. The books and records of the Fund are maintained in U.S. dollars. The values of securities, currencies and other assets and liabilities denominated in currencies other than U.S. dollars are translated into U.S. dollars based upon foreign exchange rates prevailing at the end of the period.

(a)	Federal Tax Information (Amounts exclude certain adjustments made at the end of the Fund’s fiscal year for tax purposes. Such adjustments are primarily due to wash sales.):

At September 30, 2012, the net unrealized appreciation on investments based on a cost of $50,087,328 for federal income tax purposes was as follows:

Aggregate gross unrealized appreciation for all investments in which there is an excess of value over tax cost	$3,364,450
Aggregate gross unrealized depreciation for all investments in which there is an excess of tax cost over value	(3,084,755)

Net unrealized appreciation	$279,695

At December 31, 2011, the Fund had a short-term capital loss carryforward of $823,798 with no expiration date and a long-term capital loss carryforward of $34,286 with no expiration date. These amounts may be available to offset future realized capital gains, if any, to the extent provided by regulations.

(b)	Non-income producing security.
(c)	Fair valued security by the Fund’s investment adviser. At September 30, 2012, the value of this security amounted to $448,395 or 0.9% of net assets.

(d)	At September 30, 2012, the Fund’s investments in securities included a restricted security. This security was restricted due to contractual restrictions on resale. At September 30, 2012, the Fund’s investment in the restricted security was valued pursuant to policies and procedures for fair value pricing as follows:

Name of Issuer	Acquisition Date(s)	Value
Convertible Bonds
Credit Suisse Group (Guernsey) V Ltd. (Cost $346,913) (0.9% of Net Assets)	7/18/2012-7/31/2012	$448,395

(e)	It is the Fund’s policy that the market value of the collateral for repurchase agreements be at least equal to 102% of the repurchase price, including interest. Certain repurchase agreements are tri-party arrangements whereby the collateral is held in a segregated account for the benefit of the Fund and on behalf of the counterparty. Repurchase agreements could involve certain risks in the event of default or insolvency of the counterparty including possible delays or restrictions upon a Fund’s ability to dispose of the underlying securities.

ADR	An American Depositary Receipt is a certificate issued by a custodian bank representing the right to receive securities of the foreign issuer described. The values of ADRs may be significantly influenced by trading on exchanges not located in the United States.

CHF	Swiss Franc

Forward Foreign Currency Contracts

The Fund may enter into forward foreign currency contracts, including forward foreign cross currency contracts, to acquire exposure to foreign currencies or to hedge the Fund’s investments against currency fluctuation. A contract can also be used to offset a previous contract. These contracts involve market risk in excess of the unrealized gain or loss. The U.S. dollar value of the currencies the Fund has committed to buy or sell represents the aggregate exposure to each currency the Fund has acquired or hedged through currency contracts outstanding at period end. Gains or losses are recorded for financial statement purposes as unrealized until settlement date. Risks may arise upon entering into these contracts from the potential inability of counterparties to meet the terms of their contracts and from unanticipated movements in the value of a foreign currency relative to the U.S. dollar.

At September 30, 2012, the Fund had the following open forward foreign currency contracts:

Contract to Buy/Sell[1]	Delivery Date	Currency	Units Notional Value		Unrealized Appreciation (Depreciation)
Buy	3/20/2013	Australian Dollar	130,000	$132,997	$(903)
Sell	3/20/2013	Australian Dollar	1,305,000	1,335,088	(48,945)
Sell	6/19/2013	Japanese Yen	354,000,000	4,550,201	5,431
Sell	9/18/2013	Swedish Krona	1,970,000	297,193	(836)
Buy	12/19/2012	Swiss Franc	670,000	713,391	25,718
Sell	12/19/2012	Swiss Franc	3,900,000	4,152,576	132,620

Total					$113,085

[1]	Counterparty is State Street Bank and Trust Company.

Fair Value Measurements

In accordance with accounting standards related to fair value measurements and disclosures, the Fund has categorized the inputs utilized in determining the value of the Fund’s assets or liabilities. These inputs are summarized in the three broad levels listed below:

•	Level 1—quoted prices in active markets for identical assets or liabilities;

•

Level 2—prices determined using other significant inputs that are observable either directly, or indirectly through corroboration with observable market data (which could include quoted prices for similar assets or liabilities, interest rates, credit risk, etc.); and

•

Level 3—prices determined using significant unobservable inputs when quoted prices or observable inputs are unavailable such as when there is little or no market activity for an asset or liability (unobservable inputs reflect the Fund’s own assumptions in determining the fair value of assets or liabilities and would be based on the best information available).

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used to value the Fund’s investments as of September 30, 2012, at value:

Asset Valuation Inputs

Description	Level 1	Level 2	Level 3	Total
Common Stocks
Australia	$—	$1,822,986	$—	$1,822,986
France	—	4,124,919	—	4,124,919
Germany	—	3,991,165	—	3,991,165
Ireland	—	1,014,346	—	1,014,346
Italy	—	2,546,389	—	2,546,389
Japan	—	11,303,903	—	11,303,903
Netherlands	—	3,072,766	—	3,072,766
Spain	—	1,318,937	—	1,318,937
Sweden	—	871,550	—	871,550
Switzerland	—	8,271,577	—	8,271,577
United Kingdom	1,575,964	5,956,821	—	7,532,785
All Other Common Stocks*	1,164,771	—	—	1,164,771

Total Common Stocks	2,740,735	44,295,359	—	47,036,094

Convertible Bond*	—	448,395	—	448,395

Short-Term Investments	—	2,882,534	—	2,882,534

Total Investments	2,740,735	47,626,288	—	50,367,023

Forward Foreign Currency Contracts (unrealized appreciation)	—	163,769	—	163,769

Total	$2,740,735	$47,790,057	$—	$50,530,792

Liability Valuation Inputs

Description	Level 1	Level 2	Level 3	Total
Forward Foreign Currency Contracts (unrealized depreciation)	$—	$(50,684)	$—	$(50,684)

*	Details of the major categories of the Fund’s investments are reflected within the Portfolio of Investments.

For the period ended September 30, 2012, there were no transfers between Levels 1, 2 and 3.

Derivatives

Derivative instruments are defined as financial instruments whose value and performance are based on the value and performance of another security or financial instrument. Derivative instruments that the Fund used during the period include forward foreign currency contracts.

The Fund is subject to the risk that changes in foreign currency exchange rates will have an unfavorable effect on the value of Fund assets denominated in foreign currencies. The Fund may enter into forward foreign currency contracts for hedging purposes to protect the value of the Fund’s holdings of foreign securities. During the period ended September 30, 2012, the Fund engaged in forward foreign currency transactions for hedging purposes.

Forward foreign currency contracts are subject to the risk that the counterparty will be unwilling or unable to meet its obligations under the contracts. As of September 30, 2012, the maximum amount of loss that the Fund would incur if counterparties failed to meet their obligations is $163,769. Counterparty risk is managed based on policies and procedures established by the Fund’s adviser and/or subadviser. Such policies and procedures may include, but are not limited to, minimum counterparty credit rating requirements and monitoring of counterparty credit default swap spreads.

The following is a summary of derivative instruments for the Fund, as of September 30, 2012:

Asset Derivatives	Foreign Exchange Contracts
Forwards (unrealized appreciation)	$163,769

Liability Derivatives	Foreign Exchange Contracts
Forwards (unrealized depreciation)	$(50,684)

The Fund’s derivatives do not qualify for hedge accounting under authoritative guidance for derivative instruments. The Fund’s investments in derivatives may represent an economic hedge; however, they are considered to be non-hedge transactions for the purpose of this disclosure.

Industry Summary at September 30, 2012 (Unaudited)

Commercial Banks	13.1%
Capital Markets	9.8
Automobiles	9.2
Media	5.1
Insurance	4.7
Chemicals	4.2
Professional Services	3.7
Office Electronics	3.2
Industrial Conglomerates	3.1
Machinery	3.1
Beverages	2.6
Electronic Equipment, Instruments & Components	2.5
Food & Staples Retailing	2.4
Semiconductors & Semiconductor Equipment	2.3
Marine	2.3
Multiline Retail	2.3
Health Care Equipment & Supplies	2.2
Containers & Packaging	2.2
Other Investments, less than 2% each	15.4
Short-Term Investments	5.7

Total Investments	99.1
Other assets less liabilities (including open forward foreign currency contracts)	0.9

Net Assets	100.0%

Currency Exposure Summary at September 30, 2012 (Unaudited)

Euro	31.3%
Japanese Yen	22.2
Swiss Franc	17.2
British Pound	12.0
United States Dollar	9.1
Australian Dollar	3.6
Canadian Dollar	2.0
Swedish Krona	1.7

Total Investments	99.1
Other assets less liabilities (including open forward foreign currency contracts)	0.9

Net Assets	100.0%

PORTFOLIO OF INVESTMENTS – as of September 30, 2012 (Unaudited)

Vaughan Nelson Small Cap Value Fund

Shares	Description	Value (†)
Common Stocks – 91.1% of Net Assets
	Air Freight & Logistics – 1.5%
112,975	Atlas Air Worldwide Holdings, Inc.(b)	$5,832,899

	Building Products – 3.2%
125,087	A.O. Smith Corp.	7,197,506
104,125	Lennox International, Inc.	5,035,485

		12,232,991

	Capital Markets – 1.6%
209,025	LPL Financial Holdings, Inc.	5,965,574

	Chemicals – 1.8%
156,950	Kraton Performance Polymers, Inc.(b)	4,096,395
70,500	TPC Group, Inc.(b)	2,877,105

		6,973,500

	Commercial Banks – 9.1%
481,350	Associated Banc-Corp	6,339,379
94,600	Bank of Hawaii Corp.	4,315,652
435,330	FirstMerit Corp.	6,412,411
158,200	Hancock Holding Co.	4,896,290
134,450	Prosperity Bancshares, Inc.	5,730,259
284,850	Webster Financial Corp.	6,750,945

		34,444,936

	Commercial Services & Supplies – 5.9%
317,975	Corrections Corp. of America	10,636,264
365,600	KAR Auction Services, Inc.(b)	7,216,944
172,350	McGrath Rentcorp	4,496,611

		22,349,819

	Construction & Engineering – 1.1%
214,875	MasTec, Inc.(b)	4,233,038

	Consumer Finance – 1.9%
157,000	First Cash Financial Services, Inc.(b)	7,223,570

	Containers & Packaging – 4.1%
188,800	Packaging Corp. of America	6,853,440
202,475	Silgan Holdings, Inc.	8,809,687

		15,663,127

	Electronic Equipment, Instruments & Components – 1.8%
57,650	Littelfuse, Inc.	3,259,531
111,800	ScanSource, Inc.(b)	3,579,836

		6,839,367

	Energy Equipment & Services – 3.0%
90,955	Oil States International, Inc.(b)	7,227,284
541,300	Precision Drilling Corp.(b)	4,243,792

		11,471,076

Shares	Description	Value (†)
Common Stocks – continued
	Food Products – 1.3%
168,050	Post Holdings, Inc.(b)	$5,051,583

	Gas Utilities – 1.7%
178,600	Atmos Energy Corp.	6,392,094

	Health Care Equipment & Supplies – 4.6%
109,900	Sirona Dental Systems, Inc.(b)	6,259,904
119,100	Teleflex, Inc.	8,198,844
55,500	West Pharmaceutical Services, Inc.	2,945,385

		17,404,133

	Health Care Providers & Services – 1.9%
165,500	LifePoint Hospitals, Inc.(b)	7,080,090

	Hotels, Restaurants & Leisure – 1.0%
123,225	Choice Hotels International, Inc.	3,941,968

	Household Products – 1.2%
87,425	WD-40 Co.	4,602,052

	Insurance – 5.6%
223,800	American Equity Investment Life Holding Co.	2,602,794
693,600	CNO Financial Group, Inc.	6,693,240
198,412	HCC Insurance Holdings, Inc.	6,724,183
267,350	Tower Group, Inc.	5,183,916

		21,204,133

	IT Services – 1.7%
276,100	Broadridge Financial Solutions, Inc.	6,441,413

	Machinery – 3.5%
222,275	Actuant Corp., Class A	6,361,511
52,600	Valmont Industries, Inc.	6,916,900

		13,278,411

	Media – 1.6%
130,575	John Wiley & Sons, Inc., Class A	5,999,921

	Metals & Mining – 0.9%
223,850	Globe Specialty Metals, Inc.	3,406,997

	Oil, Gas & Consumable Fuels – 2.1%
268,039	Oasis Petroleum, Inc.(b)	7,899,109

	Professional Services – 1.8%
127,150	Towers Watson & Co., Class A	6,745,308

	REITs - Apartments – 0.8%
203,800	Associated Estates Realty Corp.	3,089,608

	REITs - Hotels – 0.8%
118,650	LaSalle Hotel Properties	3,166,769

	REITs - Office Property – 1.8%
207,025	Highwoods Properties, Inc.	6,753,156

Shares	Description	Value (†)
Common Stocks – continued
	Semiconductors & Semiconductor Equipment – 8.5%
80,100	Hittite Microwave Corp.(b)	$4,443,147
378,300	Microsemi Corp.(b)	7,592,481
185,950	MKS Instruments, Inc.	4,739,865
851,300	RF Micro Devices, Inc.(b)	3,362,635
169,850	Semtech Corp.(b)	4,271,727
337,050	Teradyne, Inc.(b)	4,792,851
99,875	Veeco Instruments, Inc.(b)	2,998,248

		32,200,954

	Software – 3.8%
95,300	Manhattan Associates, Inc.(b)	5,457,831
187,750	SS&C Technologies Holdings, Inc.(b)	4,733,177
162,550	Verint Systems, Inc.(b)	4,460,372

		14,651,380

	Specialty Retail – 5.4%
166,847	Aaron’s, Inc.	4,640,015
96,225	DSW, Inc., Class A	6,420,132
87,875	Group 1 Automotive, Inc.	5,292,711
128,500	Lithia Motors, Inc., Class A	4,280,335

		20,633,193

	Textiles, Apparel & Luxury Goods – 1.4%
122,400	Wolverine World Wide, Inc.	5,430,888

	Thrifts & Mortgage Finance – 1.6%
503,300	Capitol Federal Financial, Inc.	6,019,468

	Trading Companies & Distributors – 3.1%
154,900	United Rentals, Inc.(b)	5,066,779
116,725	WESCO International, Inc.(b)	6,676,671

		11,743,450

	Total Common Stocks (Identified Cost $307,920,235)	346,365,975

Exchange Traded Funds – 4.8%
246,150	iShares Russell 2000® Value Index Fund (Identified Cost $18,250,398)	18,200,331

Closed End Investment Companies – 2.7%
590,550	Ares Capital Corp. (Identified Cost $9,312,115)	10,122,027

Principal Amount	Description	Value (†)
Short-Term Investments – 1.4%
$5,463,787	Tri-Party Repurchase Agreement with Fixed Income Clearing Corporation, dated 9/28/2012 at 0.010% to be repurchased at $5,463,792 on 10/01/2012 collateralized by $5,435,000 U.S. Treasury Note, 1.000% due 3/31/2017 valued at $5,574,397 including accrued interest(c) (Identified Cost $5,463,787)	5,463,787

	Total Investments – 100.0% (Identified Cost $340,946,535)(a)	$380,152,120
	Other assets less liabilities – 0.0%	161,327

	Net Assets – 100.0%	$380,313,447

(†)	Equity securities, including shares of closed-end investment companies and exchange-traded funds, for which market quotations are readily available are valued at market value, as reported by independent pricing services recommended by the investment adviser and subadviser and approved by the Board of Trustees. Such independent pricing services generally use the security’s last sale price on the exchange or market where the security is primarily traded or, if there is no reported sale during the day, the closing bid price. Securities traded on the NASDAQ Global Select Market, NASDAQ Global Market and NASDAQ Capital Market are valued at the NASDAQ Official Closing Price (“NOCP”), or if lacking a NOCP, at the most recent bid quotation on the applicable NASDAQ Market.

Debt securities (other than short-term obligations purchased with an original or remaining maturity of sixty days or less) and unlisted equity securities are generally valued on the basis of evaluated bids furnished to the Fund by an independent pricing service recommended by the investment adviser and subadviser and approved by the Board of Trustees, which service determines valuations for normal, institutional-size trading units of such securities using market information, transactions for comparable securities and various relationships between securities which are generally recognized by institutional traders.

Broker-dealer bid quotations may also be used to value debt and equity securities where an independent pricing service is unable to price a security or where an independent pricing service does not provide a reliable price for the security.

Investments in other open-end investment companies are valued at their net asset value each day.

Short-term obligations purchased with an original or remaining maturity of sixty days or less are valued at amortized cost, which approximates market value.

Securities for which market quotations are not readily available are valued at fair value as determined in good faith by the Fund’s investment adviser or subadviser using consistently applied procedures under the general supervision of the Board of Trustees.

The Fund may hold securities traded in foreign markets. Foreign securities are valued at the closing market price in the foreign market. However, if events occurring after the close of the foreign market (but before the close of regular trading on the New York Stock Exchange) are believed to materially affect the value of those securities, such securities are fair valued pursuant to procedures approved by the Board of Trustees. When fair valuing securities, the Fund may, among other things, use modeling tools or other processes that may take into account factors such as securities market activity and/or significant events that occur after the close of the foreign market and before the Fund calculates its net asset value.

The books and records of the Fund are maintained in U.S. dollars. The values of securities, currencies and other assets and liabilities denominated in currencies other than U.S. dollars are translated into U.S. dollars based upon foreign exchange rates prevailing at the end of the period.

(a)	Federal Tax Information (Amounts exclude certain adjustments made at the end of the Fund’s fiscal year for tax purposes. Such adjustments are primarily due to wash sales.):

At September 30, 2012, the net unrealized appreciation on investments based on a cost of $340,946,535 for federal income tax purposes was as follows:

Aggregate gross unrealized appreciation for all investments in which there is an excess of value over tax cost	$46,243,025
Aggregate gross unrealized depreciation for all investments in which there is an excess of tax cost over value	(7,037,440)

Net unrealized appreciation	$39,205,585

(b)	Non-income producing security.
(c)	It is the Fund’s policy that the market value of the collateral for repurchase agreements be at least equal to 102% of the repurchase price, including interest. Certain repurchase agreements are tri-party arrangements whereby the collateral is held in a segregated account for the benefit of the Fund and on behalf of the counterparty. Repurchase agreements could involve certain risks in the event of default or insolvency of the counterparty including possible delays or restrictions upon a Fund’s ability to dispose of the underlying securities.

REITs	Real Estate Investment Trusts

Fair Value Measurements

In accordance with accounting standards related to fair value measurements and disclosures, the Fund has categorized the inputs utilized in determining the value of the Fund’s assets or liabilities. These inputs are summarized in the three broad levels listed below:

•	Level 1—quoted prices in active markets for identical assets or liabilities;

•	Level 2—prices determined using other significant inputs that are observable either directly, or indirectly through corroboration with observable market data (which could include quoted prices for similar assets or liabilities, interest rates, credit risk, etc.); and

•	Level 3—prices determined using significant unobservable inputs when quoted prices or observable inputs are unavailable such as when there is little or no market activity for an asset or liability (unobservable inputs reflect the Fund’s own assumptions in determining the fair value of assets or liabilities and would be based on the best information available).

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used to value the Fund’s investments as of September 30, 2012, at value:

Asset Valuation Inputs

Description	Level 1	Level 2	Level 3	Total
Common Stocks*	$346,365,975	$—	$—	$346,365,975
Exchange Traded Funds	18,200,331	—	—	18,200,331
Closed End Investment Companies	10,122,027	—	—	10,122,027
Short-Term Investments	—	5,463,787	—	5,463,787

Total	$374,688,333	$5,463,787	$—	$380,152,120

*	Details of the major categories of the Fund’s investments are reflected within the Portfolio of Investments.

For the period ended September 30, 2012, there were no transfers between Levels 1, 2 and 3.

Industry Summary at September 30, 2012 (Unaudited)

Commercial Banks	9.1%
Semiconductors & Semiconductor Equipment	8.5
Commercial Services & Supplies	5.9
Insurance	5.6
Specialty Retail	5.4
Exchange Traded Funds	4.8
Health Care Equipment & Supplies	4.6
Containers & Packaging	4.1
Software	3.8
Machinery	3.5
Building Products	3.2
Trading Companies & Distributors	3.1
Energy Equipment & Services	3.0
Closed End Investment Companies	2.7
Oil, Gas & Consumable Fuels	2.1
Other Investments, less than 2% each	29.2
Short-Term Investments	1.4

Total Investments	100.0
Other assets less liabilities	0.0

Net Assets	100.0%

PORTFOLIO OF INVESTMENTS – as of September 30, 2012 (Unaudited)

Natixis U.S. Multi-Cap Equity Fund

Shares	Description	Value (†)
Common Stocks – 97.2% of Net Assets
	Aerospace & Defense – 1.4%
46,300	Boeing Co. (The)	$3,223,406
11,778	TransDigm Group, Inc.(b)	1,670,945

		4,894,351

	Air Freight & Logistics – 2.0%
40,403	Expeditors International of Washington, Inc.	1,469,053
40,900	FedEx Corp.	3,460,958
26,206	United Parcel Service, Inc., Class B	1,875,563

		6,805,574

	Auto Components – 2.4%
36,000	Autoliv, Inc.	2,230,920
15,024	BorgWarner, Inc.(b)	1,038,308
72,500	Delphi Automotive PLC(b)	2,247,500
37,211	Lear Corp.	1,406,204
33,300	TRW Automotive Holdings Corp.(b)	1,455,543

		8,378,475

	Automobiles – 0.6%
25,500	Toyota Motor Corp., Sponsored ADR	2,002,005

	Beverages – 1.5%
17,682	Beam, Inc.	1,017,422
36,332	Coca-Cola Co. (The)	1,378,073
49,432	Coca-Cola Enterprises, Inc.	1,545,739
2,126	Diageo PLC, Sponsored ADR	239,664
24,298	SABMiller PLC, Sponsored ADR	1,069,112

		5,250,010

	Biotechnology – 3.1%
25,415	Alexion Pharmaceuticals, Inc.(b)	2,907,476
15,988	Amgen, Inc.	1,348,108
48,992	ARIAD Pharmaceuticals, Inc.(b)	1,186,831
32,482	Medivation, Inc.(b)	1,830,686
9,871	Onyx Pharmaceuticals, Inc.(b)	834,100
8,671	Regeneron Pharmaceuticals, Inc.(b)	1,323,715
10,298	Synageva BioPharma Corp.(b)	550,222
14,414	Vertex Pharmaceuticals, Inc.(b)	806,463

		10,787,601

	Building Products – 0.4%
29,824	Armstrong World Industries, Inc.	1,382,939

	Capital Markets – 4.9%
10,716	Affiliated Managers Group, Inc.(b)	1,318,068
34,700	Franklin Resources, Inc.	4,339,929
25,800	Goldman Sachs Group, Inc. (The)	2,932,944
22,015	Greenhill & Co., Inc.	1,139,276
31,912	Legg Mason, Inc.	787,588
45,890	Raymond James Financial, Inc.	1,681,869

Shares	Description	Value (†)
Common Stocks – continued
	Capital Markets – continued
113,133	SEI Investments Co.	$2,426,703
17,458	T. Rowe Price Group, Inc.	1,105,091
13,243	Virtus Investment Partners, Inc.(b)	1,138,898

		16,870,366

	Chemicals – 2.3%
7,204	CF Industries Holdings, Inc.	1,601,017
27,027	Cytec Industries, Inc.	1,770,809
26,144	Eastman Chemical Co.	1,490,469
7,260	Quaker Chemical Corp.	338,824
21,211	Westlake Chemical Corp.	1,549,676
19,495	WR Grace & Co.(b)	1,151,765

		7,902,560

	Commercial Banks – 2.6%
197,992	KeyCorp	1,730,450
31,965	Prosperity Bancshares, Inc.	1,362,349
8,516	Signature Bank(b)	571,253
159,800	Wells Fargo & Co.	5,517,894

		9,181,946

	Commercial Services & Supplies – 0.5%
22,561	Rollins, Inc.	527,702
11,752	Stericycle, Inc.(b)	1,063,791

		1,591,493

	Communications Equipment – 2.9%
157,475	Cisco Systems, Inc.	3,006,198
10,687	F5 Networks, Inc.(b)	1,118,929
40,454	NETGEAR, Inc.(b)	1,542,915
10,433	Palo Alto Networks, Inc.(b)	642,360
42,817	QUALCOMM, Inc.	2,675,634
50,392	Riverbed Technology, Inc.(b)	1,172,622

		10,158,658

	Computers & Peripherals – 0.1%
45,315	QLogic Corp.(b)	517,497

	Consumer Finance – 1.7%
34,831	American Express Co.	1,980,491
30,800	Capital One Financial Corp.	1,755,908
14,953	Cash America International, Inc.	576,737
39,394	Discover Financial Services	1,565,123

		5,878,259

	Diversified Consumer Services – 0.2%
11,856	Ascent Media Corp., Class A(b)	640,343

	Diversified Financial Services – 2.8%
61,900	CME Group, Inc., Class A	3,546,870
103,900	JPMorgan Chase & Co.	4,205,872
85,380	NASDAQ OMX Group, Inc. (The)	1,988,927

		9,741,669

Shares	Description	Value (†)
Common Stocks – continued
	Electric Utilities – 0.2%
7,841	ITC Holdings Corp.	$592,623

	Electrical Equipment – 0.9%
57,601	Babcock & Wilcox Co.(b)	1,467,097
22,200	Rockwell Automation, Inc.	1,544,010

		3,011,107

	Electronic Equipment, Instruments & Components – 1.0%
28,352	Amphenol Corp., Class A	1,669,366
42,594	Avnet, Inc.(b)	1,239,059
52,636	InvenSense, Inc.(b)	629,000

		3,537,425

	Energy Equipment & Services – 2.7%
10,826	Dril-Quip, Inc.(b)	778,173
34,206	Helix Energy Solutions Group, Inc.(b)	624,943
31,000	National Oilwell Varco, Inc.	2,483,410
61,341	Oceaneering International, Inc.	3,389,090
27,096	Schlumberger Ltd.	1,959,854

		9,235,470

	Food & Staples Retailing – 0.4%
15,612	Whole Foods Market, Inc.	1,520,609

	Food Products – 1.9%
167,040	Danone S.A., Sponsored ADR	2,046,240
28,171	Ingredion, Inc.	1,553,912
19,933	J.M. Smucker Co. (The)	1,720,816
18,256	McCormick & Co., Inc.	1,132,602

		6,453,570

	Gas Utilities – 0.3%
52,351	Questar Corp.	1,064,296

	Health Care Equipment & Supplies – 2.2%
54,172	CareFusion Corp.(b)	1,537,943
26,949	DENTSPLY International, Inc.	1,027,835
7,264	Edwards Lifesciences Corp.(b)	779,936
45,164	Medtronic, Inc.	1,947,472
34,073	Zimmer Holdings, Inc.	2,304,016

		7,597,202

	Health Care Providers & Services – 2.1%
19,237	Catamaran Corp.(b)	1,884,649
22,592	HealthSouth Corp.(b)	543,564
21,476	MEDNAX, Inc.(b)	1,598,888
36,133	Universal Health Services, Inc., Class B	1,652,362
31,097	WellCare Health Plans, Inc.(b)	1,758,535

		7,437,998

	Health Care Technology – 0.3%
12,893	athenahealth, Inc.(b)	1,183,191

	Hotels, Restaurants & Leisure – 4.2%
103,500	Carnival Corp.	3,771,540

Shares	Description	Value (†)
Common Stocks – continued
	Hotels, Restaurants & Leisure – continued
35,759	Interval Leisure Group, Inc.	$676,918
88,000	Marriott International, Inc., Class A	3,440,800
14,300	McDonald’s Corp.	1,312,025
22,607	Six Flags Entertainment Corp.	1,329,292
28,300	Starwood Hotels & Resorts Worldwide, Inc.	1,640,268
43,119	Wyndham Worldwide Corp.	2,262,885

		14,433,728

	Household Durables – 2.2%
70,937	D.R. Horton, Inc.	1,464,140
40,952	Jarden Corp.	2,163,904
47,873	Lennar Corp., Class A	1,664,544
84,086	PulteGroup, Inc.(b)	1,303,333
32,157	Toll Brothers, Inc.(b)	1,068,577

		7,664,498

	Household Products – 0.6%
10,611	Clorox Co. (The)	764,522
20,269	Procter & Gamble Co. (The)	1,405,858

		2,170,380

	Insurance – 0.5%
47,800	American International Group, Inc.(b)	1,567,362

	Internet & Catalog Retail – 1.9%
13,412	Amazon.com, Inc.(b)	3,410,940
16,405	Blue Nile, Inc.(b)	608,461
83,849	Liberty Interactive Corp., Class A(b)	1,551,206
24,054	Liberty Ventures, Series A(b)	1,194,041

		6,764,648

	Internet Software & Services – 2.7%
7,852	Equinix, Inc.(b)	1,617,905
39,067	Facebook, Inc., Class A(b)	845,800
5,424	Google, Inc., Class A(b)	4,092,408
26,919	IAC/InterActiveCorp	1,401,403
10,877	LinkedIn Corp., Class A(b)	1,309,591

		9,267,107

	IT Services – 5.3%
14,128	Alliance Data Systems Corp.(b)	2,005,470
14,418	Automatic Data Processing, Inc.	845,760
38,159	Fidelity National Information Services, Inc.	1,191,324
9,500	MasterCard, Inc., Class A	4,289,060
31,859	Teradata Corp.(b)	2,402,487
40,766	Visa, Inc., Class A	5,474,059
30,477	Wright Express Corp.(b)	2,124,856

		18,333,016

	Life Sciences Tools & Services – 0.4%
8,653	Mettler-Toledo International, Inc.(b)	1,477,413

	Machinery – 5.4%
35,459	Actuant Corp., Class A	1,014,837

Shares	Description	Value (†)
Common Stocks – continued
	Machinery – continued
16,900	Caterpillar, Inc.	$1,454,076
22,401	CLARCOR, Inc.	999,757
17,000	Cummins, Inc.	1,567,570
58,500	Illinois Tool Works, Inc.	3,478,995
24,162	Ingersoll-Rand PLC	1,082,941
80,322	ITT Corp.	1,618,488
18,668	Joy Global, Inc.	1,046,528
24,008	Kadant, Inc.(b)	556,746
8,333	Middleby Corp. (The)(b)	963,628
15,800	Parker Hannifin Corp.	1,320,564
66,193	TriMas Corp.(b)	1,595,913
20,984	WABCO Holdings, Inc.(b)	1,210,147
40,815	Xylem, Inc.	1,026,497

		18,936,687

	Marine – 0.4%
23,957	Kirby Corp.(b)	1,324,343

	Media – 2.4%
82,700	Comcast Corp., Special Class A	2,877,960
18,769	Liberty Media Corp. - Liberty Capital, Class A(b)	1,955,167
79,479	Live Nation Entertainment, Inc.(b)	684,314
32,600	Omnicom Group, Inc.	1,680,856
20,300	Walt Disney Co. (The)	1,061,284

		8,259,581

	Metals & Mining – 1.0%
46,000	Freeport-McMoRan Copper & Gold, Inc.	1,820,680
31,156	Reliance Steel & Aluminum Co.	1,631,017

		3,451,697

	Multi Utilities – 0.4%
61,322	CMS Energy Corp.	1,444,133

	Oil, Gas & Consumable Fuels – 3.9%
32,200	Apache Corp.	2,784,334
24,376	Approach Resources, Inc.(b)	734,449
33,607	Cabot Oil & Gas Corp.	1,508,954
11,403	Clayton Williams Energy, Inc.(b)	591,702
69,115	Cloud Peak Energy, Inc.(b)	1,250,981
12,997	Concho Resources, Inc.(b)	1,231,466
28,400	ExxonMobil Corp.	2,597,180
25,678	Gulfport Energy Corp.(b)	802,694
43,270	QEP Resources, Inc.	1,369,928
17,293	Rosetta Resources, Inc.(b)	828,335

		13,700,023

	Personal Products – 0.2%
47,124	Prestige Brands Holdings, Inc.(b)	799,223

	Pharmaceuticals – 1.1%
24,101	Merck & Co., Inc.	1,086,955
40,552	Mylan, Inc.(b)	989,469

Shares	Description	Value (†)
Common Stocks – continued
	Pharmaceuticals – continued
29,898	Novartis AG, ADR	$1,831,551

		3,907,975

	Professional Services – 0.2%
17,442	Verisk Analytics, Inc., Class A(b)	830,414

	Real Estate Management & Development – 0.5%
61,341	CBRE Group, Inc., Class A(b)	1,129,288
16,739	Zillow, Inc., Class A(b)	706,051

		1,835,339

	REITs - Apartments – 0.3%
7,339	Essex Property Trust, Inc.	1,087,933

	REITs - Diversified – 0.7%
20,743	Digital Realty Trust, Inc.	1,448,899
28,846	Potlatch Corp.	1,077,975

		2,526,874

	REITs - Healthcare – 0.5%
91,460	Sabra Healthcare REIT, Inc.	1,830,115

	REITs - Office Property – 0.2%
45,092	BioMed Realty Trust, Inc.	844,122

	Road & Rail – 1.3%
87,057	Avis Budget Group, Inc.(b)	1,338,937
44,085	Celadon Group, Inc.	708,446
17,841	J.B. Hunt Transport Services, Inc.	928,445
19,946	Kansas City Southern	1,511,508

		4,487,336

	Semiconductors & Semiconductor Equipment – 5.9%
5,767	Altera Corp.	195,992
6,912	Analog Devices, Inc.	270,881
286,800	Applied Materials, Inc.	3,202,122
46,548	ARM Holdings PLC, Sponsored ADR	1,302,413
125,148	Atmel Corp.(b)	658,278
22,367	Hittite Microwave Corp.(b)	1,240,697
255,000	Intel Corp.	5,783,400
98,729	Kulicke & Soffa Industries, Inc.(b)	1,026,782
32,500	Lam Research Corp.(b)	1,033,013
6,846	Mellanox Technologies Ltd.(b)	695,074
27,620	Microchip Technology, Inc.	904,279
57,509	NXP Semiconductors NV(b)	1,438,300
98,600	Texas Instruments, Inc.	2,716,430

		20,467,661

	Software – 6.1%
41,428	Autodesk, Inc.(b)	1,382,453
29,480	BMC Software, Inc.(b)	1,223,125
185,217	Comverse Technology, Inc.(b)	1,139,085
14,278	FactSet Research Systems, Inc.	1,376,685
34,401	Fortinet, Inc.(b)	830,440
26,441	MICROS Systems, Inc.(b)	1,298,782

Shares	Description	Value (†)
Common Stocks – continued
	Software – continued
46,654	Microsoft Corp.	$1,389,356
15,837	NetSuite, Inc.(b)	1,010,401
204,198	Oracle Corp.	6,430,195
26,418	SolarWinds, Inc.(b)	1,472,539
24,444	Sourcefire, Inc.(b)	1,198,489
53,713	Synopsys, Inc.(b)	1,773,603
7,720	Ultimate Software Group, Inc. (The)(b)	788,212

		21,313,365

	Specialty Retail – 4.1%
40,400	CarMax, Inc.(b)	1,143,320
19,128	Home Depot, Inc. (The)	1,154,757
20,739	Jos. A. Bank Clothiers, Inc.(b)	1,005,427
29,393	Lowe’s Cos., Inc.	888,844
16,741	PetSmart, Inc.	1,154,794
17,268	Ross Stores, Inc.	1,115,513
106,996	Sally Beauty Holdings, Inc.(b)	2,684,530
33,000	Tiffany & Co.	2,042,040
13,064	Tractor Supply Co.	1,291,899
16,822	Ulta Salon, Cosmetics & Fragrance, Inc.	1,620,043

		14,101,167

	Textiles, Apparel & Luxury Goods – 1.4%
25,429	Michael Kors Holdings Ltd.(b)	1,352,314
9,800	NIKE, Inc., Class B	930,118
24,360	Under Armour, Inc., Class A(b)	1,360,019
7,088	VF Corp.	1,129,544

		4,771,995

	Trading Companies & Distributors – 0.7%
30,090	United Rentals, Inc.(b)	984,244
25,888	WESCO International, Inc.(b)	1,480,793
		2,465,037
	Water Utilities – 0.8%
77,683	American Water Works Co., Inc.	2,878,932

	Wireless Telecommunication Services – 0.5%
26,706	SBA Communications Corp., Class A(b)	1,679,807
	Total Common Stocks (Identified Cost $274,923,649)	338,239,148

Closed End Investment Companies – 0.5%
98,821	Ares Capital Corp. (Identified Cost $1,332,030)	1,693,792

Principal Amount	Description	Value (†)
Short-Term Investments – 2.3%
$7,866,122	Tri-Party Repurchase Agreement with Fixed Income Clearing Corporation, dated 9/28/2012 at 0.010% to be repurchased at $7,866,129 on 10/01/2012 collateralized by $4,395,000 Federal Home Loan Mortgage Corp., 3.000% due 8/01/2019 valued at $4,508,391; $3,435,000 U.S. Treasury Note, 1.000% due 3/31/2017 valued at $3,523,101 including accrued interest(c) (Identified Cost $7,866,122)	7,866,122

	Total Investments – 100.0% (Identified Cost $284,121,801)(a)	$347,799,062
	Other assets less liabilities – (0.0)%	(18,145)

	Net Assets – 100.0%	$347,780,917

(†)	Equity securities, including shares of closed-end investment companies and exchange-traded funds, for which market quotations are readily available are valued at market value, as reported by independent pricing services recommended by the investment adviser and subadvisers and approved by the Board of Trustees. Such independent pricing services generally use the security’s last sale price on the exchange or market where the security is primarily traded or, if there is no reported sale during the day, the closing bid price. Securities traded on the NASDAQ Global Select Market, NASDAQ Global Market and NASDAQ Capital Market are valued at the NASDAQ Official Closing Price (“NOCP”), or if lacking a NOCP, at the most recent bid quotation on the applicable NASDAQ Market.

Debt securities (other than short-term obligations purchased with an original or remaining maturity of sixty days or less) and unlisted equity securities are generally valued on the basis of evaluated bids furnished to the Fund by an independent pricing service recommended by the investment adviser and subadvisers and approved by the Board of Trustees, which service determines valuations for normal, institutional-size trading units of such securities using market information, transactions for comparable securities and various relationships between securities which are generally recognized by institutional traders.

Broker-dealer bid quotations may also be used to value debt and equity securities where an independent pricing service is unable to price a security or where an independent pricing service does not provide a reliable price for the security. Domestic exchange-traded single equity option contracts are valued at the mean of the National Best Bid and Offer quotations. Investments in other open-end investment companies are valued at their net asset value each day. Short-term obligations purchased with an original or remaining maturity of sixty days or less are valued at amortized cost, which approximates market value.

Securities for which market quotations are not readily available are valued at fair value as determined in good faith by the Fund’s investment adviser or subadvisers using consistently applied procedures under the general supervision of the Board of Trustees.

The Fund may hold securities traded in foreign markets. Foreign securities are valued at the closing market price in the foreign market. However, if events occurring after the close of the foreign market (but before the close of regular trading on the New York Stock Exchange) are believed to materially affect the value of those securities, such securities are fair valued pursuant to procedures approved by the Board of Trustees. When fair valuing securities, the Fund may, among other things, use modeling tools or other processes that may take into account factors such as securities market activity and/or significant events that occur after the close of the foreign market and before the Fund calculates its net asset value.

The books and records of the Fund are maintained in U.S. dollars. The values of securities, currencies and other assets and liabilities denominated in currencies other than U.S. dollars are translated into U.S. dollars based upon foreign exchange rates prevailing at the end of the period.

(a)	Federal Tax Information (Amounts exclude certain adjustments made at the end of the Fund’s fiscal year for tax purposes. Such adjustments are primarily due to wash sales.):

At September 30, 2012, the net unrealized appreciation on investments based on a cost of $284,121,801 for federal income tax purposes was as follows:

Aggregate gross unrealized appreciation for all investments in which there is an excess of value over tax cost	$69,414,843
Aggregate gross unrealized depreciation for all investments in which there is an excess of tax cost over value	(5,737,582)

Net unrealized appreciation	$63,677,261

At December 31, 2011, post-October capital loss deferrals were $344,971. This amount may be available to offset future realized gains, if any, to the extent provided by regulations.

(b)	Non-income producing security.

(c)	It is the Fund’s policy that the market value of the collateral for repurchase agreements be at least equal to 102% of the repurchase price, including interest. Certain repurchase agreements are tri-party arrangements whereby the collateral is held in a segregated account for the benefit of the Fund and on behalf of the counterparty. Repurchase agreements could involve certain risks in the event of default or insolvency of the counterparty including possible delays or restrictions upon a Fund’s ability to dispose of the underlying securities.

ADR	An American Depositary Receipt is a certificate issued by a custodian bank representing the right to receive securities of the foreign issuer described. The values of ADRs may be significantly influenced by trading on exchanges not located in the United States.

REITs	Real Estate Investment Trusts

Fair Value Measurements

In accordance with accounting standards related to fair value measurements and disclosures, the Fund has categorized the inputs utilized in determining the value of the Fund’s assets or liabilities. These inputs are summarized in the three broad levels listed below:

•	Level 1—quoted prices in active markets for identical assets or liabilities;

•	Level 2—prices determined using other significant inputs that are observable either directly, or indirectly through corroboration with observable market data (which could include quoted prices for similar assets or liabilities, interest rates, credit risk, etc.); and

•	Level 3—prices determined using significant unobservable inputs when quoted prices or observable inputs are unavailable such as when there is little or no market activity for an asset or liability (unobservable inputs reflect the Fund’s own assumptions in determining the fair value of assets or liabilities and would be based on the best information available).

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used to value the Fund’s investments as of September 30, 2012, at value:

Asset Valuation Inputs

Description	Level 1	Level 2	Level 3	Total
Common Stocks*	$338,239,148	$—	$—	$338,239,148
Closed End Investment Companies	1,693,792	—	—	1,693,792
Short-Term Investments	—	7,866,122	—	7,866,122

Total	$339,932,940	$7,866,122	$—	$347,799,062

*	Details of the major categories of the Fund’s investments are reflected within the Portfolio of Investments.

For the period ended September 30, 2012, there were no transfers between Levels 1, 2 and 3.

Industry Summary at September 30, 2012 (Unaudited)

Software	6.1%
Semiconductors & Semiconductor Equipment	5.9
Machinery	5.4
IT Services	5.3
Capital Markets	4.9
Hotels, Restaurants & Leisure	4.2
Specialty Retail	4.1
Oil, Gas & Consumable Fuels	3.9
Biotechnology	3.1
Communications Equipment	2.9
Diversified Financial Services	2.8
Internet Software & Services	2.7
Energy Equipment & Services	2.7
Commercial Banks	2.6
Auto Components	2.4
Media	2.4
Chemicals	2.3
Household Durables	2.2
Health Care Equipment & Supplies	2.2
Health Care Providers & Services	2.1
Air Freight & Logistics	2.0
Other Investments, less than 2% each	25.5
Short-Term Investments	2.3

Total Investments	100.0
Other assets less liabilities	(0.0)

Net Assets	100.0%

ITEM 2.	CONTROLS AND PROCEDURES.

The registrant’s principal executive officer and principal financial officer have concluded that the registrant’s disclosure controls and procedures are sufficient to ensure that information required to be disclosed by the registrant in this Form N-Q was recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission’s rules and forms, based upon such officers’ evaluation of these controls and procedures as of a date within 90 days of the filing date of the report.

There were no changes in the registrant’s internal control over financial reporting that occurred during the registrant’s last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

ITEM 3.	EXHIBITS

(a)(1)	Certification for the Principal Executive Officer pursuant to Rule 30a-2(a) of the Investment Company Act of 1940 (17 CFR 270.30a-2(a)), filed herewith.

(a)(2)	Certification for the Principal Financial Officer pursuant to Rule 30a-2(a) of the Investment Company Act of 1940 (17 CFR 270.30a-2(a)), filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Natixis Funds Trust I

By:	/s/ David L. Giunta
Name:	David L. Giunta
Title:	President and Chief Executive Officer
Date:	November 20, 2012

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ David L. Giunta
Name:	David L. Giunta
Title:	President and Chief Executive Officer
Date:	November 20, 2012

By:	/s/ Michael C. Kardok
Name:	Michael C. Kardok
Title:	Treasurer
Date:	November 20, 2012